UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Institutional S&P 500 Stock Index Fund

Dreyfus Tax Managed Growth Fund

Dreyfus Unconstrained Bond Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5%
Advertising - .4%
Amazon. com,
Sr. Unscd. Notes	2.60	12/5/19	500,000		499,356
California Institute of Technology,
Unscd. Bonds	4.32	8/1/45	110,000		115,151
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	500,000		489,749
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000		498,732
Newell Brands,
Sr. Unscd. Notes	5.50	4/1/46	350,000		336,344
Omnicom Group,
Sr. Unscd. Notes	3.63	5/1/22	500,000		497,417
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	600,000		578,278
President & Fellows of Harvard College,
Unscd. Bonds	3.15	7/15/46	750,000		671,693
Stanley Black & Decker,
Gtd. Notes	3.40	12/1/21	400,000		400,319
University of Southern California,
Sr. Unscd. Notes	5.25	2/15/41	40,000		46,875
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	350,000		336,717
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	[a]	479,292
					4,949,923
Aerospace & Defense - .4%
Lockheed Martin,
Sr. Unscd. Bonds	3.60	3/1/35	500,000		474,143
Lockheed Martin,
Sr. Unscd. Notes	3.55	1/15/26	235,000		233,590
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	500,000		493,217
Northrop Grumman,
Sr. Unscd. Notes	3.50	3/15/21	200,000		201,494
Northrop Grumman,
Sr. Unscd. Notes	4.03	10/15/47	160,000		153,147
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	500,000		666,311
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000		187,390
Republic Services,
Sr. Unscd. Notes	5.25	11/15/21	500,000		529,029

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Aerospace & Defense - .4% (continued)
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	600,000		593,585
United Technologies,
Sr. Unscd. Notes	3.13	5/4/27	110,000	[a]	103,259
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		60,450
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	300,000		347,002
United Technologies,
Sr. Unscd. Notes	4.50	6/1/42	380,000		384,024
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000		495,695
					4,922,336
Agriculture - .2%
Altria Group,
Gtd. Notes	2.85	8/9/22	500,000		489,120
Altria Group,
Gtd. Notes	4.25	8/9/42	500,000		474,383
BAT Capital,
Gtd. Notes	2.76	8/15/22	350,000	[b]	338,273
BAT Capital,
Gtd. Notes	3.22	8/15/24	310,000	[b]	296,510
BAT Capital,
Gtd. Notes	3.56	8/15/27	310,000	[b]	292,243
BAT Capital,
Gtd. Notes	4.39	8/15/37	180,000	[b]	172,592
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		650,354
Reynolds American,
Gtd. Notes	5.70	8/15/35	240,000		262,659
					2,976,134
Airlines - .1%
American Airlines,
Pass Thru Certs., Ser. 2016-1 Cl. AA,
Bonds	3.58	7/15/29	492,885		479,799
United Airlines,
Pass Thru Certs., Ser. 2013-1 Cl. A,
Bonds	4.30	2/15/27	827,405		840,826
					1,320,625
Asset-Backed Ctfs./Auto Receivables - .3%
BMW Vehicle Owner Trust,
Cl. 2018-A, Ser. A4	2.51	6/25/24	1,000,000		984,841
GM Financial Automobile Leasing,
Ser. 2018-A, Cl. A3	2.61	1/20/21	500,000		496,904
Nissan Auto Receivables Owner Trust,
Ser. 2017-B, Cl. A3	1.75	10/15/21	1,000,000		984,458

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Asset-Backed Ctfs./Auto Receivables - .3% (continued)
Toyota Auto Receivables Owner Trust,
Ser. 2016-C, Cl. A4	1.32	11/15/21	1,000,000	979,793
				3,445,996
Asset-Backed Ctfs./Credit Cards - .3%
Capital One Multi-Asset Execution Trust,
Ser. 2017-A3, Cl. A3	2.43	1/15/25	280,000	273,312
Capital One Multi-Asset Execution Trust,
Ser. 2017-A4, Cl. A4	1.99	7/17/23	500,000	489,525
Chase Issuance Trust,
Ser. 2016-A2, Cl. A	1.37	6/15/21	1,000,000	988,553
Chase Issuance Trust,
Ser. 2017-A4, Cl. A4	1.84	4/15/22	500,000	491,040
Citibank Credit Card Issuance Trust,
Ser. 2014-A5, Cl. A5	2.68	6/7/23	500,000	494,694
Discover Card Execution Note Trust,
Ser. 2017-A2, Cl. A2	2.39	7/15/24	1,250,000	1,221,485
				3,958,609
Automobiles & Components - .2%
Aptiv,
Gtd. Notes	4.25	1/15/26	400,000	396,848
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	500,000	484,181
Ford Motor,
Sr. Unscd. Bonds	6.63	10/1/28	400,000	441,960
Ford Motor,
Sr. Unscd. Notes	5.29	12/8/46	160,000	149,112
General Motors,
Sr. Unscd. Notes	4.20	10/1/27	180,000	173,131
General Motors,
Sr. Unscd. Notes	5.15	4/1/38	90,000	86,750
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	340,000	317,692
Toyota Motor,
Sr. Unscd. Bonds	3.67	7/20/28	200,000	200,629
				2,250,303
Banks - 6.4%
American Honda Finance,
Sr. Unscd. Bonds, Ser. A	2.15	3/13/20	350,000	345,138
Australia & New Zealand Banking Group,
Sr. Unscd. Notes	2.30	6/1/21	350,000	339,645
Banco Santander,
Sr. Unscd. Notes	3.80	2/23/28	400,000	372,320
Bank of America,
Sr. Unscd. Notes	3.86	7/23/24	150,000	150,065
Bank of America,
Sr. Unscd. Notes	4.27	7/23/29	180,000	180,870

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Banks - 6.4% (continued)
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000	835,978
Bank of America,
Sr. Unscd. Notes	2.63	4/19/21	610,000	599,444
Bank of America,
Sr. Unscd. Notes	2.37	7/21/21	500,000	491,648
Bank of America,
Sr. Unscd. Notes	3.00	12/20/23	744,000	722,403
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	500,000	508,169
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	1,030,000	999,132
Bank of America,
Sr. Unscd. Notes	3.82	1/20/28	310,000	302,287
Bank of America,
Sr. Unscd. Notes	3.97	3/5/29	150,000	147,228
Bank of America,
Sr. Unscd. Notes	4.24	4/24/38	160,000	157,980
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000	537,192
Bank of America,
Sr. Unscd. Notes	3.95	1/23/49	75,000	69,745
Bank of America,
Sub. Notes, Ser. L	4.18	11/25/27	500,000	490,265
Bank of Nova Scotia,
Sr. Unscd. Notes	2.80	7/21/21	600,000	592,085
Bank of Nova Scotia,
Sub. Notes	4.50	12/16/25	500,000	500,977
Barclays,
Sr. Unscd. Notes	3.20	8/10/21	500,000	490,263
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000	196,171
Barclays,
Sr. Unscd. Notes	4.34	1/10/28	200,000	192,121
Barclays Bank,
Sub. Notes	5.14	10/14/20	500,000	512,500
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000	991,125
BB&T,
Sr. Unscd. Notes	3.70	6/5/25	300,000	298,957
BNP Paribas,
Gtd. Notes	5.00	1/15/21	500,000	518,954
BPCE,
Gtd. Notes	4.00	4/15/24	200,000	201,726
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	300,000	309,813
Capital One Financial,
Sub. Notes	3.75	7/28/26	750,000	706,610

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Banks - 6.4% (continued)
Citigroup,
Sr. Unscd. Bonds	2.90	12/8/21	500,000		490,221
Citigroup,
Sr. Unscd. Bonds	4.28	4/24/48	480,000	[a]	465,918
Citigroup,
Sr. Unscd. Notes	4.65	7/23/48	150,000		153,070
Citigroup,
Sr. Unscd. Notes	2.40	2/18/20	250,000		247,528
Citigroup,
Sr. Unscd. Notes	2.65	10/26/20	1,250,000		1,233,248
Citigroup,
Sr. Unscd. Notes	2.88	7/24/23	500,000		483,839
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000		116,461
Citigroup,
Sr. Unscd. Notes	3.67	7/24/28	500,000		476,908
Citigroup,
Sr. Unscd. Notes	4.08	4/23/29	100,000		98,352
Citigroup,
Sr. Unscd. Notes	3.88	1/24/39	60,000		55,914
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	400,000		466,815
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	350,000		358,071
Citigroup,
Sub. Notes	4.05	7/30/22	250,000		251,890
Citigroup,
Sub. Notes	5.50	9/13/25	500,000		532,497
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	500,000		495,971
Cooperatieve Rabobank,
Gtd. Notes	3.95	11/9/22	1,000,000		999,932
Cooperatieve Rabobank,
Sr. Unscd. Notes	2.50	1/19/21	400,000		392,483
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000		1,022,616
Credit Suisse Group Funding,
Gtd. Notes	3.75	3/26/25	500,000		485,078
Credit Suisse Group Funding,
Gtd. Notes	4.88	5/15/45	280,000		287,257
Deutsche Bank,
Sr. Unscd. Notes	4.25	10/14/21	290,000		287,732
Discover Bank,
Sr. Unscd. Bonds	3.45	7/27/26	500,000		466,207
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	400,000		391,469
Fidelity National Information Services,
Sr. Unscd. Notes	3.63	10/15/20	450,000		452,669

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Banks - 6.4% (continued)
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	600,000		600,062
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000		497,957
Fiserv,
Sr. Unscd. Notes	4.63	10/1/20	400,000		410,177
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	571,000		608,730
Ford Motor Credit,
Sr. Unscd. Notes	3.20	1/15/21	750,000		740,406
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	400,000		401,247
General Electric,
Sr. Unscd. Notes	2.20	1/9/20	500,000		494,614
General Electric,
Sr. Unscd. Notes	4.65	10/17/21	650,000		675,884
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	500,000		618,585
General Motors Financial,
Gtd. Notes	2.35	10/4/19	500,000	[a]	497,607
General Motors Financial,
Gtd. Notes	3.20	7/13/20	500,000		498,583
General Motors Financial,
Gtd. Notes	4.30	7/13/25	500,000		491,723
Goldman Sachs Group,
Sr. Unscd. Bonds	4.22	5/1/29	200,000		198,217
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000		495,099
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	1,000,000		990,764
Goldman Sachs Group,
Sr. Unscd. Notes	2.35	11/15/21	500,000		482,921
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	500,000		499,062
Goldman Sachs Group,
Sr. Unscd. Notes	3.75	5/22/25	1,000,000		979,454
Goldman Sachs Group,
Sr. Unscd. Notes	3.85	1/26/27	730,000		708,492
Goldman Sachs Group,
Sr. Unscd. Notes	3.81	4/23/29	150,000		143,621
Goldman Sachs Group,
Sr. Unscd. Notes	4.41	4/23/39	100,000		98,256
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	700,000		846,646
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	130,000		129,294
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	500,000		612,777

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Banks - 6.4% (continued)
HSBC Holdings,
Sr. Unscd. Notes	3.40	3/8/21	600,000	599,526
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	750,000	781,764
HSBC Holdings,
Sr. Unscd. Notes	3.90	5/25/26	295,000	289,970
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000	500,012
HSBC Holdings,
Sub. Notes	6.50	5/2/36	850,000	1,018,595
Industrial & Commercial Bank of China,
Sr. Unscd. Bonds	2.45	10/20/21	500,000	480,888
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.91	11/13/20	300,000	294,883
ING Groep,
Sr. Unscd. Notes	3.15	3/29/22	300,000	294,552
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000	398,137
John Deere Capital,
Sr. Unscd. Notes	1.25	10/9/19	500,000	491,174
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	300,000	299,674
John Deere Capital,
Sr. Unscd. Notes	2.80	3/6/23	500,000	487,660
JPMorgan Chase & Co,
Sr. Unscd. Notes	3.80	7/23/24	140,000	139,983
JPMorgan Chase & Co,
Sr. Unscd. Notes	4.20	7/23/29	150,000	150,445
JPMorgan Chase & Co.,
Sr. Unscd. Bonds	6.40	5/15/38	650,000	811,129
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.25	1/23/20	1,000,000	988,667
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.25	10/15/20	500,000	510,278
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.09	4/26/21	300,000	299,811
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.40	6/7/21	1,240,000	1,209,774
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	983,883
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.78	4/25/23	300,000	291,173
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.30	4/1/26	500,000	480,856
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.51	1/23/29	135,000	127,948
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.01	4/23/29	200,000	196,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Banks - 6.4% (continued)
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.26	2/22/48	400,000	389,110
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.96	11/15/48	200,000	185,037
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.90	1/23/49	105,000	96,224
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	500,000	495,717
JPMorgan Chase & Co.,
Sub. Notes	4.13	12/15/26	500,000	497,154
JPMorgan Chase & Co.,
Sub. Notes	3.63	12/1/27	500,000	472,943
KeyBank,
Sr. Unscd. Notes	3.30	6/1/25	400,000	387,688
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	118,899
Llyods Banking Group,
Sub. Notes	4.58	12/10/25	820,000	812,271
Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/20	500,000	492,612
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.54	7/26/21	300,000	300,562
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.76	7/26/23	300,000	300,082
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	4.29	7/26/38	200,000	202,250
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.00	2/22/22	500,000	489,799
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.68	2/22/27	500,000	488,857
Mizuho Financial Group,
Sr. Unscd. Bonds	2.27	9/13/21	500,000	480,249
Mizuho Financial Group,
Sr. Unscd. Bonds	2.84	9/13/26	500,000	457,670
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000	1,033,476
Morgan Stanley,
Sr. Unscd. Notes	3.13	1/23/23	150,000	146,537
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000	501,193
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	500,000	500,382
Morgan Stanley,
Sr. Unscd. Notes	3.63	1/20/27	380,000	366,512
Morgan Stanley,
Sr. Unscd. Notes	3.77	1/24/29	180,000	173,287
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	385,487

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Banks - 6.4% (continued)
Morgan Stanley,
Sr. Unscd. Notes	4.38	1/22/47	500,000	492,867
Morgan Stanley,
Sub. Notes	4.10	5/22/23	500,000	502,380
Morgan Stanley,
Sub. Notes	3.95	4/23/27	500,000	481,375
National Australia Bank,
Sr. Unscd. Bonds	2.50	7/12/26	500,000	451,788
National Australia Bank,
Sr. Unscd. Notes	2.63	7/23/20	260,000	257,056
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000	857,985
PNC Bank,
Sr. Unscd. Notes	2.60	7/21/20	500,000	494,477
PNC Bank,
Sr. Unscd. Notes	2.63	2/17/22	500,000	486,816
PNC Bank,
Sub. Notes	3.80	7/25/23	500,000	501,852
Royal Bank of Canada,
Sr. Unscd. Notes	2.15	3/6/20	750,000	739,669
Royal Bank of Scotland Group,
Sr. Unscd. Notes	4.80	4/5/26	500,000	509,954
Royal Bank of Scotland Group,
Sub. Bonds	6.13	12/15/22	300,000	317,472
Santander UK,
Sr. Unscd. Notes	2.38	3/16/20	750,000	740,266
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	10/16/20	500,000	494,090
Skandinaviska Enskilda,
Sr. Unscd. Bonds	1.50	9/13/19	500,000	491,610
Skandinaviska Enskilda,
Sr. Unscd. Notes	1.88	9/13/21	250,000	238,569
State Street,
Sr. Unscd. Notes	2.55	8/18/20	310,000	307,239
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000	253,075
State Street,
Sr. Unscd. Notes	3.55	8/18/25	290,000	290,375
Sumitomo Mitsui Banking,
Gtd. Bonds	3.00	1/18/23	290,000	281,866
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.78	3/9/26	500,000	492,502
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.45	1/11/27	160,000	153,676
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000	481,498
Toronto-Dominion Bank,
Sr. Unscd. Notes	2.50	12/14/20	500,000	492,032

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Banks - 6.4% (continued)
Toronto-Dominion Bank/The,
Sr. Unscd. Notes	3.50	7/19/23	350,000	349,482
Toronto-Dominion Bank/The,
Sr. Unscd. Notes	3.00	6/11/20	500,000	499,342
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	500,000	493,691
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	500,000	484,776
U. S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	900,000	890,689
US Bank NA/Cincinnati OH,
Sr. Unscd. Notes	3.40	7/24/23	350,000	348,545
Wells Fargo & Co.,
Sr. Unscd. Notes	2.10	7/26/21	620,000	597,224
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	470,000	458,619
Wells Fargo & Co.,
Sr. Unscd. Notes	3.55	9/29/25	500,000	488,373
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000	495,196
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	500,000	497,434
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000	984,750
Wells Fargo & Co.,
Sub. Notes	4.75	12/7/46	500,000	505,642
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000	490,443
Wells Fargo Bank,
Sr. Unscd. Notes	3.33	7/23/21	350,000	350,970
Wells Fargo Bank,
Sr. Unscd. Notes	2.15	12/6/19	500,000	494,646
Westpac Banking,
Sr. Unscd. Notes	2.60	11/23/20	1,000,000	986,177
Westpac Banking,
Sr. Unscd. Notes	2.85	5/13/26	200,000	185,433
				78,506,746
Beverage Products - .7%
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	549,063	542,657
Anheuser-Busch InBev Finance,
Gtd. Notes	2.63	1/17/23	500,000	483,287
Anheuser-Busch InBev Finance,
Gtd. Notes	3.70	2/1/24	500,000	503,680
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	615,000	604,916

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Beverage Products - .7% (continued)
Anheuser-Busch InBev Finance,
Gtd. Notes	4.70	2/1/36	590,000		607,745
Anheuser-Busch InBev Finance,
Gtd. Notes	4.00	1/17/43	700,000		647,829
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.00	4/13/28	500,000		501,063
Anheuser-Busch InBev Worldwide,
Gtd. Notes	4.60	4/15/48	500,000		504,714
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	750,000		756,885
Diageo Investment,
Gtd. Notes	4.25	5/11/42	250,000		255,739
Keurig Dr Pepper,
Gtd. Notes	4.06	5/25/23	215,000	[b]	216,731
Molson Coors Brewing,
Gtd. Notes	2.10	7/15/21	500,000		480,596
Molson Coors Brewing,
Gtd. Notes	4.20	7/15/46	150,000		137,277
PepsiCo,
Sr. Unscd. Notes	2.15	10/14/20	810,000		797,025
PepsiCo,
Sr. Unscd. Notes	3.50	7/17/25	500,000		503,912
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000		563,440
PepsiCo,
Sr. Unscd. Notes	4.45	4/14/46	210,000		223,001
					8,330,497
Building Materials - .0%
Johnson Controls International,
Sr. Unscd. Notes	5.13	9/14/45	100,000		105,362
Chemicals - .4%
Celanese US Holdings,
Gtd. Notes	4.63	11/15/22	350,000		358,414
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	300,000		306,036
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	250,000		243,121
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		281,747
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	378,000		374,362
LYB International Finance,
Gtd. Bonds	4.00	7/15/23	350,000		351,761
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		462,885
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000		303,834

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Chemicals - .4% (continued)
Nutrien,
Sr. Unscd. Notes	3.63	3/15/24	500,000	488,010
Nutrien,
Sr. Unscd. Notes	5.25	1/15/45	500,000	521,868
Owens Corning,
Sr. Unscd. Notes	7.00	12/1/36	137,000	157,851
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	400,000	390,240
Sherwin-Williams,
Sr. Unscd. Notes	4.50	6/1/47	100,000	98,775
				4,338,904
Commercial & Professional Services - .1%
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	164,000	169,617
Ecolab,
Sr. Unscd. Notes	2.70	11/1/26	250,000	232,819
Moody's,
Sr. Unscd. Notes	3.25	6/7/21	250,000	248,981
S&P Global,
Gtd. Notes	4.40	2/15/26	230,000	236,122
Stanford Unversity,
Unscd. Bonds	3.65	5/1/48	30,000	29,109
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	500,000	517,528
				1,434,176
Commercial Mortgage Pass-Through Ctfs. - 1.4%
CFCRE Commercial Mortgage Trust,
Ser. 2017-C8, Cl. A4	3.57	6/15/50	500,000	490,096
Citigroup Commercial Mortgage Trust,
Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000	1,005,088
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.33	8/10/50	750,000	781,453
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	200,000	205,220
Commercial Mortgage Trust,
Ser. 2016-CR28, Cl. A4	3.76	2/10/49	1,035,000	1,041,279
Federal National Mortgage Association,
Cl. 2018-M1, Ser. A2	2.99	12/25/27	1,000,000	959,875
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000	508,666
GS Mortgage Securities Trust,
Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000	747,069
J.P. Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000	978,314

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Commercial Mortgage Pass-Through Ctfs. - 1.4% (continued)
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000	515,260
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2014-C24, Cl. A5	3.64	11/15/47	725,000	728,677
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2015-C33, Cl. A4	3.77	12/15/48	2,000,000	2,013,258
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000	1,149,582
Morgan Stanley Capital I Trust,
Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000	720,284
SG Commercial Mortgage Securities Trust,
Ser. 2016-C5, Cl. A4	3.06	10/10/48	2,000,000	1,905,589
UBS-Barclays Commercial Mortgage
Trust,
Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000	1,403,121
Wells Fargo Commercial Mortgage Trust,
Cl. 2018-C44, Ser. A5	4.21	5/15/51	900,000	924,011
Wells Fargo Commercial Mortgage Trust,
Ser. 2017-RC1, Cl. A2	3.12	1/15/60	500,000	495,808
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	492,808	490,602
				17,063,252
Consumer Discretionary - .1%
Carnival,
Gtd. Notes	3.95	10/15/20	300,000	305,308
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	450,000	445,080
Marriott International,
Sr. Unscd. Notes, Ser. N	3.13	10/15/21	600,000	591,515
				1,341,903
Consumer Durables & Apparel - .0%
NIKE,
Sr. Unscd. Notes	2.25	5/1/23	300,000	288,147
NIKE,
Sr. Unscd. Notes	3.63	5/1/43	300,000	279,968
				568,115
Consumer Staples - .1%
Church & Dwight Co.,
Sr. Unscd. Notes	3.95	8/1/47	300,000	276,402
Clorox,
Sr. Unscd. Notes	3.80	11/15/21	200,000	202,925
Procter & Gamble,
Sr. Unscd. Notes	2.30	2/6/22	500,000	486,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Consumer Staples - .1% (continued)
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000	304,297
				1,270,534
Diversified Financials - .7%
AerCap Ireland Capital,
Gtd. Notes	3.95	2/1/22	500,000	499,129
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	500,000	490,708
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/25	250,000	241,191
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000	100,149
American Express,
Sub. Notes	3.63	12/5/24	500,000	496,660
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000	746,460
Ares Capital,
Sr. Unscd. Notes	3.50	2/10/23	300,000	287,278
BlackRock,
Sr. Unscd. Notes	3.50	3/18/24	250,000	251,620
BlackRock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	250,000	257,507
CME Group,
Sr. Unscd. Notes	3.00	3/15/25	250,000	242,705
GE Capital International Funding,
Gtd. Notes	4.42	11/15/35	1,000,000	974,677
Intercontinental Exchange,
Gtd. Notes	4.00	10/15/23	350,000	358,340
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000	252,781
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	37,723
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	150,000	156,255
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	254,349
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	200,000	206,611
Nasdaq,
Sr. Unscd. Notes	4.25	6/1/24	250,000	252,743
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	350,000	367,478
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	500,000	484,485
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/22	200,000	196,633

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Diversified Financials - .7% (continued)
Visa,
Sr. Unscd. Notes	2.20	12/14/20	400,000	393,123
Visa,
Sr. Unscd. Notes	4.15	12/14/35	270,000	283,677
Visa,
Sr. Unscd. Notes	4.30	12/14/45	200,000	212,403
Visa,
Sr. Unscd. Notes	3.65	9/15/47	55,000	52,732
				8,097,417
Electronic Components - .1%
Allegion US Holding,
Gtd. Notes	3.20	10/1/24	400,000	377,332
Corning,
Sr. Unscd. Notes	4.38	11/15/57	50,000	44,219
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000	251,694
Fortive,
Sr. Unscd. Notes	2.35	6/15/21	250,000	241,902
Keysight Technologies,
Sr. Unscd. Notes	3.30	10/30/19	500,000	498,189
				1,413,336
Energy - 2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	176,306
Anadarko Petroleum,
Sr. Unscd. Notes	6.60	3/15/46	250,000	309,249
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	418,047
Baker Hughes,
Sr. Unscd. Notes	3.20	8/15/21	382,000	381,347
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	700,000	697,764
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000	772,435
BP Capital Markets,
Gtd. Notes	3.28	9/19/27	610,000	588,879
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	250,000	248,426
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	200,000	237,014
Chevron,
Sr. Unscd. Notes	2.42	11/17/20	640,000	633,400
Chevron,
Sr. Unscd. Notes	3.33	11/17/25	165,000	162,953
Chevron,
Sr. Unscd. Notes	2.95	5/16/26	295,000	282,771

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Energy - 2.5% (continued)
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000	481,242
Columbia Pipeline Group,
Gtd. Notes	3.30	6/1/20	500,000	498,162
Concho Resources,
Gtd. Notes	4.30	8/15/28	400,000	401,460
Concho Resources,
Gtd. Notes	4.88	10/1/47	60,000	61,018
Concho Resources,
Gtd. Notes	4.85	8/15/48	250,000	254,495
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	150,000	161,852
ConocoPhillips,
Gtd. Notes	5.95	3/15/46	250,000	318,873
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000	154,448
Devon Energy,
Sr. Unscd. Notes	5.85	12/15/25	71,000	78,539
Enable Midstream Partners,
Sr. Unscd. Notes	5.00	5/15/44	250,000	229,561
Enbridge,
Sr. Unscd. Notes	4.25	12/1/26	500,000	506,089
Enbridge Energy Partners,
Gtd. Notes	5.15	2/1/43	500,000	463,361
Enbridge Energy Partners,
Sr. Unscd. Notes	5.88	10/15/25	250,000	274,162
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	370,000	392,404
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000	592,541
Enterprise Products Operating,
Gtd. Notes	3.70	2/15/26	200,000	197,579
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/46	500,000	517,344
Enterprise Products Operating,
Gtd. Notes	4.25	2/15/48	75,000	71,319
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/35	400,000	392,964
Exxon Mobil,
Sr. Unscd. Notes	2.22	3/1/21	500,000	491,412
Exxon Mobil,
Sr. Unscd. Notes	4.11	3/1/46	500,000	514,404
Halliburton,
Sr. Unscd. Notes	3.80	11/15/25	415,000	413,366
Hess,
Sr. Unscd. Bonds	5.60	2/15/41	250,000	257,911
Hess,
Sr. Unscd. Notes	4.30	4/1/27	250,000	245,226

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Energy - 2.5% (continued)
HollyFrontier,
Sr. Unscd. Bonds	5.88	4/1/26	480,000	516,351
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	300,000	342,406
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	10/1/21	300,000	311,680
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000	490,874
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000	415,276
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000	290,019
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	300,000	360,397
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000	491,653
MPLX,
Sr. Unscd. Notes	4.88	12/1/24	500,000	518,638
MPLX,
Sr. Unscd. Notes	4.50	4/15/38	105,000	100,121
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	130,000	132,053
MPLX,
Sr. Unscd. Notes	4.90	4/15/58	115,000	106,749
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000	144,110
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000	547,811
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	500,000	494,714
Occidental Petroleum,
Sr. Unscd. Notes	3.00	2/15/27	300,000	286,487
Occidental Petroleum,
Sr. Unscd. Notes	4.10	2/15/47	310,000	307,475
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	400,000	408,583
ONEOK,
Gtd. Notes	4.00	7/13/27	300,000	295,486
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000	522,087
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	71,814
Phillips 66,
Gtd. Notes	4.88	11/15/44	202,000	212,407
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	500,000	506,628
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	300,000	295,447

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Energy - 2.5% (continued)
Plains All American Pipeline,
Sr. Unscd. Notes	4.90	2/15/45	250,000	232,653
Regency Energy Finance,
Gtd. Notes	4.50	11/1/23	750,000	758,153
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.63	4/15/23	300,000	320,393
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.00	3/15/27	600,000	619,801
Shell International Finance,
Gtd. Notes	4.30	9/22/19	850,000	864,180
Shell International Finance,
Gtd. Notes	1.88	5/10/21	485,000	470,955
Shell International Finance,
Gtd. Notes	3.25	5/11/25	560,000	551,452
Shell International Finance,
Gtd. Notes	2.88	5/10/26	185,000	176,640
Shell International Finance,
Gtd. Notes	4.13	5/11/35	260,000	266,352
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	200,000	225,069
Statoil,
Gtd. Notes	2.65	1/15/24	500,000	479,954
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	300,000	376,191
Suncor Energy,
Sr. Unscd. Notes	4.00	11/15/47	50,000	47,958
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	200,000	195,415
Sunoco Logistics Partners Operations,
Gtd. Notes	4.95	1/15/43	200,000	178,982
Sunoco Logistics Partners Operations,
Gtd. Notes	5.40	10/1/47	110,000	106,128
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000	86,228
Total Capital,
Gtd. Notes	4.45	6/24/20	450,000	461,853
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000	344,232
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000	501,729
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	88,881
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	300,000	406,632
TransCanada Pipelines,
Sr. Unscd. Notes	4.88	5/15/48	60,000	62,927
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	218,187

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Energy - 2.5% (continued)
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	315,000		385,639
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	500,000		505,946
Williams Partners,
Sr. Unscd. Notes	4.00	9/15/25	100,000		99,067
Williams Partners,
Sr. Unscd. Notes	3.75	6/15/27	150,000		144,908
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	400,000		460,781
					30,684,875
Financials - .0%
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	250,000		245,334
Food Products - .4%
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/25	400,000		369,382
Campbell Soup,
Sr. Unscd. Notes	4.15	3/15/28	80,000		76,718
Conagra Brands,
Sr. Unscd. Notes	3.20	1/25/23	165,000		159,462
General Mills,
Sr. Unscd. Notes	4.20	4/17/28	110,000		109,881
General Mills,
Sr. Unscd. Notes	5.40	6/15/40	300,000		319,778
JM Smucker,
Sr. Unscd. Notes	2.50	3/15/20	500,000		495,341
Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000		405,133
Kellogg,
Sr. Unscd. Notes	2.65	12/1/23	300,000	[a]	283,939
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	390,000		387,246
Kraft Heinz Foods,
Gtd. Notes	6.75	3/15/32	525,000		622,969
Kraft Heinz Foods,
Gtd. Notes	4.38	6/1/46	400,000		356,987
Kroger,
Gtd. Notes	7.50	4/1/31	400,000		492,340
Kroger,
Sr. Unscd. Notes	3.30	1/15/21	300,000		300,573
Kroger,
Sr. Unscd. Notes	3.70	8/1/27	300,000		288,760
Sysco,
Gtd. Notes	5.38	9/21/35	200,000		222,691

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Food Products - .4% (continued)
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	250,000		258,573
					5,149,773
Foreign/Governmental - 3.9%
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/20	500,000		489,881
African Development Bank,
Sr. Unscd. Notes	2.63	3/22/21	500,000		496,594
African Development Bank,
Sr. Unscd. Notes	2.38	9/23/21	500,000		491,427
Asian Development Bank,
Sr. Unscd. Notes	1.75	6/8/21	500,000		484,286
Asian Development Bank,
Sr. Unscd. Notes	1.75	9/13/22	295,000		281,309
Asian Development Bank,
Sr. Unscd. Notes	2.75	3/17/23	500,000		495,110
Asian Development Bank,
Sr. Unscd. Notes	2.00	1/22/25	1,000,000	[a]	938,980
Asian Development Bank,
Sr. Unscd. Notes	2.75	1/19/28	90,000		87,467
Chilean Government,
Sr. Unscd. Notes	3.13	3/27/25	500,000		486,325
Colombian Government,
Sr. Unscd. Bonds	5.00	6/15/45	500,000		498,750
Colombian Government,
Sr. Unscd. Notes	3.88	4/25/27	500,000		488,125
Council of Europe Development Bank,
Sr. Unscd. Notes	1.75	11/14/19	500,000		494,045
Development Bank of Japan,
Sr. Unscd. Notes	2.00	10/19/21	500,000		480,678
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	300,000		343,875
European Bank for Reconstruction and
Development,
Sr. Unscd. Bonds	1.75	11/26/19	1,000,000		988,058
European Investment Bank,
Sr. Unscd. Bonds	2.88	9/15/20	1,000,000		1,001,510
European Investment Bank,
Sr. Unscd. Notes	2.00	3/15/21	1,000,000		978,155
European Investment Bank,
Sr. Unscd. Notes	2.25	3/15/22	500,000	[a]	488,355
European Investment Bank,
Sr. Unscd. Notes	2.50	3/15/23	305,000		298,661
European Investment Bank,
Sr. Unscd. Notes	1.88	2/10/25	1,000,000		929,927
European Investment Bank,
Sr. Unscd. Notes	2.38	5/24/27	500,000		471,477

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Foreign/Governmental - 3.9% (continued)
Export Development Canada,
Sr. Unscd. Bonds	1.75	8/19/19	400,000		396,552
Export-Import Bank of Korea,
Sr. Unscd. Bonds	4.00	1/14/24	500,000		502,212
Export-Import Bank of Korea,
Sr. Unscd. Notes	1.88	10/21/21	500,000		473,467
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		30,379
FMS Wertmanagement,
Govt. Gtd. Notes	1.75	3/17/20	750,000		737,987
Hungarian Government,
Sr. Unscd. Notes	6.38	3/29/21	500,000		537,006
Hungarian Government,
Sr. Unscd. Notes	7.63	3/29/41	300,000		424,927
Indonesian Government,
Sr. Unscd. Notes	2.95	1/11/23	300,000		288,283
Indonesian Government,
Sr. Unscd. Notes	3.50	1/11/28	300,000	[a]	282,429
Indonesian Government,
Sr. Unscd. Notes	4.35	1/11/48	300,000	[a]	279,730
Inter-American Development Bank,
Sr. Unscd. Bonds	2.13	1/15/25	1,000,000		945,247
Inter-American Development Bank,
Sr. Unscd. Notes	3.88	9/17/19	1,000,000		1,013,399
Inter-American Development Bank,
Sr. Unscd. Notes	2.13	1/18/22	370,000		359,731
Inter-American Development Bank,
Unscd. Notes	1.63	5/12/20	400,000		392,691
Inter-American Development Bank,
Unscd. Notes	2.50	1/18/23	225,000		220,486
International Bank for Reconstruction
and Development,
Sr. Unscd. Bonds	7.63	1/19/23	300,000		357,518
International Bank for Reconstruction
and Development,
Sr. Unscd. Bonds	2.50	7/29/25	1,000,000		967,200
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	1.88	10/7/19	500,000		495,645
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	1.88	4/21/20	500,000		492,772
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	1.38	9/20/21	430,000	[a]	410,514
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	2.00	1/26/22	620,000		600,740

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Foreign/Governmental - 3.9% (continued)
International Bank for Reconstruction
and Development,
Sr. Unscd. Notes	1.75	4/19/23	500,000	[a]	473,407
International Finance,
Sr. Unscd. Bonds	1.63	7/16/20	200,000		195,545
International Finance,
Sr. Unscd. Notes	1.13	7/20/21	300,000		285,044
Israeli Government,
Govt. Gtd. Bonds	5.50	9/18/23	450,000		502,922
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	400,000		442,547
Japan Bank for International Cooperation,
Govt. Gtd. Bonds	1.88	7/21/26	500,000		449,458
Japan Bank for International Cooperation,
Govt. Gtd. Notes	1.88	4/20/21	490,000		473,628
Japan Bank for International Cooperation,
Govt. Gtd. Notes	2.75	1/21/26	750,000		721,172
KfW,
Govt. Gtd. Bonds	4.00	1/27/20	1,000,000		1,018,452
KfW,
Govt. Gtd. Bonds	2.13	6/15/22	320,000	[a]	310,357
KfW,
Govt. Gtd. Bonds	0.00	6/29/37	250,000	[c]	137,340
KfW,
Govt. Gtd. Notes	1.63	3/15/21	1,900,000		1,840,328
KfW,
Govt. Gtd. Notes	1.50	6/15/21	765,000		735,691
KfW,
Govt. Gtd. Notes	2.13	3/7/22	620,000		602,730
KfW,
Govt. Gtd. Notes	2.38	12/29/22	305,000		297,600
KfW,
Govt. Gtd. Notes	2.00	5/2/25	1,100,000		1,030,065
Korea Development Bank,
Sr. Unscd. Notes	2.75	3/19/23	300,000		287,128
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	2.38	6/10/25	500,000	[a]	479,646
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000		501,495
Mexican Government,
Sr. Unscd. Notes	3.60	1/30/25	250,000		243,587
Mexican Government,
Sr. Unscd. Notes	4.15	3/28/27	345,000		340,127
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	850,000		897,812
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	600,000		552,000

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Foreign/Governmental - 3.9% (continued)
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	1.50	10/21/20	500,000		485,242
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000		207,000
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	400,000		498,000
Panamanian Government,
Sr. Unscd. Bonds	4.50	4/16/50	200,000		197,250
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/25	500,000		614,250
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	370,000		471,750
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		415,400
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		516,360
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	500,000		495,000
Petroleos Mexicanos,
Gtd. Notes	6.50	3/13/27	570,000		579,832
Petroleos Mexicanos,
Gtd. Notes	5.35	2/12/28	195,000	[b]	182,676
Petroleos Mexicanos,
Gtd. Notes	6.75	9/21/47	400,000		370,000
Petroleos Mexicanos,
Sr. Unscd. Notes	6.35	2/12/48	500,000	[b]	447,500
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,125,671
Philippine Government,
Sr. Unscd. Bonds	3.70	2/2/42	400,000	[a]	379,745
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	650,000		686,600
Province of Alberta Canada,
Sr. Unscd. Bonds	1.90	12/6/19	500,000		494,144
Province of Alberta Canada,
Sr. Unscd. Notes	3.30	3/15/28	80,000		79,225
Province of British Columbia Canada,
Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/26	925,000		1,106,967
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		520,570
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	1,550,000		1,571,717
Province of Quebec Canada,
Bonds, Ser. NJ	7.50	7/15/23	200,000		237,643
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		755,323
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		402,930

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Foreign/Governmental - 3.9% (continued)
Uruguayan Government,
Sr. Unscd. Bonds	4.98	4/20/55	105,000	104,318
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	400,000	413,880
				48,098,984
Forest Products & Other - .1%
International Paper,
Sr. Unscd. Notes	3.65	6/15/24	400,000	397,495
International Paper,
Sr. Unscd. Notes	4.40	8/15/47	250,000	234,207
				631,702
Health Care - 2.7%
Abbott Laboratories,
Sr. Unscd. Notes	2.90	11/30/21	600,000	592,213
Abbott Laboratories,
Sr. Unscd. Notes	3.25	4/15/23	500,000	495,918
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/46	250,000	276,210
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	1,000,000	975,056
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	170,000	165,881
AbbVie,
Sr. Unscd. Notes	4.30	5/14/36	235,000	224,942
AbbVie,
Sr. Unscd. Notes	4.45	5/14/46	330,000	315,145
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	150,000	184,750
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	250,000	252,389
Allergan Funding,
Gtd. Notes	3.00	3/12/20	795,000	792,013
Allergan Funding,
Gtd. Notes	3.80	3/15/25	500,000	491,458
Allergan Funding,
Gtd. Notes	4.75	3/15/45	400,000	396,886
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	500,000	510,685
Amgen,
Sr. Unscd. Notes	2.60	8/19/26	1,000,000	914,710
Amgen,
Sr. Unscd. Notes	4.66	6/15/51	300,000	305,240
Anthem,
Sr. Unscd. Notes	3.30	1/15/23	500,000	492,491
Anthem,
Sr. Unscd. Notes	4.38	12/1/47	100,000	95,588

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Health Care - 2.7% (continued)
AstraZeneca,
Sr. Unscd. Notes	2.38	11/16/20	350,000	343,368
AstraZeneca,
Sr. Unscd. Notes	4.38	11/16/45	205,000	208,342
Baxalta,
Gtd. Notes	2.88	6/23/20	240,000	237,646
Baxalta,
Gtd. Notes	5.25	6/23/45	350,000	361,907
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	500,000	492,903
Becton Dickinson,
Sr. Unscd. Notes	3.73	12/15/24	386,000	378,996
Biogen,
Sr. Unscd. Notes	4.05	9/15/25	500,000	505,776
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	500,000	519,356
Bristol-Myers Squibb,
Sr. Unscd. Notes	2.00	8/1/22	400,000	379,780
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	300,000	290,822
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000	278,094
Celgene,
Sr. Unscd. Notes	3.25	2/20/23	60,000	58,832
Celgene,
Sr. Unscd. Notes	3.88	8/15/25	190,000	187,524
Celgene,
Sr. Unscd. Notes	3.90	2/20/28	90,000	87,301
Celgene,
Sr. Unscd. Notes	4.35	11/15/47	90,000	83,015
Celgene,
Sr. Unscd. Notes	4.55	2/20/48	90,000	85,444
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	300,000	307,900
Cigna,
Sr. Unscd. Notes	3.88	10/15/47	75,000	65,157
Cleveland Clinic Foundation,
Unscd. Bonds	4.86	1/1/14	150,000	156,570
CVS Health,
Sr. Unscd. Notes	3.13	3/9/20	400,000	399,860
CVS Health,
Sr. Unscd. Notes	3.35	3/9/21	400,000	399,877
CVS Health,
Sr. Unscd. Notes	3.70	3/9/23	500,000	497,391
CVS Health,
Sr. Unscd. Notes	4.10	3/25/25	400,000	399,717
CVS Health,
Sr. Unscd. Notes	4.30	3/25/28	640,000	638,825

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Health Care - 2.7% (continued)
CVS Health,
Sr. Unscd. Notes	4.78	3/25/38	500,000	504,726
CVS Health,
Sr. Unscd. Notes	5.05	3/25/48	550,000	572,108
Danaher,
Sr. Unscd. Notes	4.38	9/15/45	250,000	259,632
Dignity Health,
Scd. Bonds	2.64	11/1/19	300,000	299,627
Dignity Health,
Scd. Bonds	5.27	11/1/64	304,000	305,355
Eli Lilly & Co.,
Sr. Unscd. Notes	3.10	5/15/27	500,000	482,731
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	200,000	236,786
Express Scripts Holding,
Gtd. Notes	3.40	3/1/27	250,000	233,018
Express Scripts Holding,
Gtd. Notes	4.80	7/15/46	250,000	242,396
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	500,000	515,440
Gilead Sciences,
Sr. Unscd. Notes	4.60	9/1/35	190,000	199,077
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000	529,872
Gilead Sciences,
Sr. Unscd. Notes	4.15	3/1/47	220,000	213,840
GlaxoSmithKline Capital,
Gtd. Notes	2.85	5/8/22	500,000	493,287
GlaxoSmithKline Capital,
Gtd. Notes	2.80	3/18/23	300,000	292,868
GlaxoSmithKline Capital,
Gtd. Notes	3.38	5/15/23	140,000	139,576
GlaxoSmithKline Capital,
Gtd. Notes	3.88	5/15/28	125,000	126,899
Humana,
Sr. Unscd. Notes	3.85	10/1/24	500,000	499,085
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000	193,930
Johnson & Johnson,
Sr. Unscd. Notes	1.65	3/1/21	525,000	511,352
Johnson & Johnson,
Sr. Unscd. Notes	2.45	3/1/26	380,000	357,764
Johnson & Johnson,
Sr. Unscd. Notes	3.75	3/3/47	350,000	344,668
Johnson & Johnson,
Sr. Unscd. Notes	3.50	1/15/48	50,000	47,279
Kaiser Foundation Hospitals,
Gtd. Notes	3.15	5/1/27	500,000	479,499

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Health Care - 2.7% (continued)
Laboratory Corporation of America
Holdings,
Sr. Unscd. Notes	4.00	11/1/23	400,000	403,770
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000	512,873
Medtronic,
Gtd. Notes	3.50	3/15/25	550,000	547,746
Medtronic,
Gtd. Notes	4.63	3/15/44	600,000	642,275
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes, Ser. 2015	4.20	7/1/55	200,000	203,640
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/25	500,000	482,708
Mylan,
Gtd. Notes	3.15	6/15/21	200,000	197,935
Mylan,
Gtd. Notes	5.40	11/29/43	300,000	301,320
Northwell Healthcare,
Scd. Notes	3.98	11/1/46	250,000	227,293
Novartis Capital,
Gtd. Notes	4.40	5/6/44	340,000	363,735
Perrigo Finance Unlimited,
Gtd. Notes	4.38	3/15/26	200,000	196,248
Pfizer,
Sr. Unscd. Notes	1.95	6/3/21	355,000	346,639
Pfizer,
Sr. Unscd. Notes	2.75	6/3/26	470,000	447,271
Pfizer,
Sr. Unscd. Notes	3.00	12/15/26	250,000	241,447
Pfizer,
Sr. Unscd. Notes	4.13	12/15/46	300,000	308,278
Providence St. Joseph Health Obligated
Group,
Unscd. Notes, Ser. I	3.74	10/1/47	250,000	231,342
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/25	500,000	483,091
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	550,000	563,145
Stryker,
Sr. Unscd. Notes	3.50	3/15/26	250,000	244,271
Stryker,
Sr. Unscd. Notes	4.38	5/15/44	250,000	245,444
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	250,000	280,833
Trinity Health,
Scd. Bonds	4.13	12/1/45	200,000	193,201
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000	346,713

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Health Care - 2.7% (continued)
UnitedHealth Group,
Sr. Unscd. Notes	3.75	7/15/25	330,000		331,457
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	410,000		548,747
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	280,000		305,067
UnitedHealth Group,
Sr. Unscd. Notes	3.75	10/15/47	70,000		65,821
UnitedHealth Group,
Sr. Unscd. Notes	4.25	6/15/48	80,000		81,979
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		252,414
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	250,000		240,146
					32,763,642
Industrials - .4%
3M,
Sr. Unscd. Notes	2.25	9/19/26	500,000		455,618
Caterpillar,
Sr. Unscd. Bonds	6.05	8/15/36	237,000		293,854
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	800,000		779,765
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	200,000	[a]	208,543
Eaton,
Gtd. Notes	4.15	11/2/42	400,000		388,450
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	500,000		492,436
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	500,000		491,278
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/20	500,000		491,469
Roper Technologies,
Sr. Unscd. Notes	3.80	12/15/26	500,000		484,865
Textron,
Sr. Unscd. Notes	4.00	3/15/26	500,000		494,020
Xylem,
Sr. Unscd. Notes	4.88	10/1/21	21,000		21,880
Xylem,
Sr. Unscd. Notes	4.38	11/1/46	250,000		242,886
					4,845,064
Information Technology - .5%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	500,000		492,080
Autodesk,
Sr. Unscd. Notes	4.38	6/15/25	250,000		252,796

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Information Technology - .5% (continued)
Fidelity National Information Services,
Sr. Unscd. Bonds	3.00	8/15/26	250,000	232,110
Harris,
Sr. Unscd. Notes	5.05	4/27/45	350,000	370,473
Microsoft,
Sr. Unscd. Notes	1.55	8/8/21	575,000	552,386
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000	810,948
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	1,000,000	984,843
Microsoft,
Sr. Unscd. Notes	4.45	11/3/45	411,000	451,750
Microsoft,
Sr. Unscd. Notes	4.75	11/3/55	135,000	154,446
Microsoft,
Sr. Unscd. Notes	4.50	2/6/57	160,000	176,414
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	500,000	497,256
Oracle,
Sr. Unscd. Notes	3.25	11/15/27	250,000	242,497
Oracle,
Sr. Unscd. Notes	3.90	5/15/35	480,000	473,302
Oracle,
Sr. Unscd. Notes	3.85	7/15/36	500,000	488,998
Oracle,
Sr. Unscd. Notes	4.00	11/15/47	160,000	156,736
Oracle,
Sr. Unscd. Notes	4.38	5/15/55	280,000	280,511
				6,617,546
Insurance - .8%
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	300,000	301,567
Allstate,
Sub. Debs., Ser. B	5.75	8/15/53	300,000	309,750
American International Group,
Jr. Sub. Notes, Ser. A-9	5.75	4/1/48	300,000	297,000
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	400,000	418,705
American International Group,
Sr. Unscd. Notes	4.20	4/1/28	90,000	89,983
American International Group,
Sr. Unscd. Notes	3.88	1/15/35	500,000	457,641
American International Group,
Sr. Unscd. Notes	4.75	4/1/48	60,000	60,059
Aon,
Gtd. Notes	4.60	6/14/44	500,000	498,112

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Insurance - .8% (continued)
AXA,
Sub. Bonds	8.60	12/15/30	165,000		210,045
Axa Equitable Holdings,
Sr. Unscd. Notes	4.35	4/20/28	90,000	[b]	88,090
Berkshire Hathaway,
Sr. Unscd. Notes	3.13	3/15/26	500,000		485,618
Chubb,
Gtd. Notes	6.00	5/11/37	540,000		661,777
Chubb INA Holdings,
Gtd. Notes	3.35	5/15/24	250,000		246,807
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000		502,149
Lincoln National,
Sr. Unscd. Notes	3.63	12/12/26	500,000		477,143
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	39,000		44,445
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000		239,498
Marsh & McLennan Cos.,
Sr. Unscd. Notes	2.35	3/6/20	250,000		246,442
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000		322,365
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000		249,277
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	350,000		424,994
MetLife,
Sr. Unscd. Notes	4.05	3/1/45	400,000		379,258
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000		165,100
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000		120,689
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	250,000		250,576
Progressive,
Sr. Unscd. Notes	4.13	4/15/47	70,000		68,273
Prudential Financial,
Jr. Sub. Notes	5.20	3/15/44	550,000		546,562
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	400,000		412,713
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000		360,664
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	500,000		507,599
Trinity Acquisition,
Gtd. Notes	3.50	9/15/21	500,000		494,955

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Insurance - .8% (continued)
XLIT,
Gtd. Notes	6.38	11/15/24	350,000	392,820
				10,330,676
Internet Software & Services - .2%
Alphabet,
Sr. Unscd. Notes	3.63	5/19/21	300,000	306,117
Alphabet,
Sr. Unscd. Notes	2.00	8/15/26	300,000	270,253
Amazon. com,
Sr. Unscd. Notes	2.40	2/22/23	210,000	202,546
Amazon. com,
Sr. Unscd. Notes	3.15	8/22/27	650,000	626,937
Amazon. com,
Sr. Unscd. Notes	3.88	8/22/37	195,000	193,682
eBay,
Sr. Unscd. Notes	4.00	7/15/42	350,000	300,687
				1,900,222
Media - .9%
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000	147,675
21st Century Fox America,
Gtd. Notes	3.70	9/15/24	400,000	399,273
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000	305,907
Alibaba Group Holding,
Sr. Unscd. Notes	3.13	11/28/21	290,000	286,586
Alibaba Group Holding,
Sr. Unscd. Notes	3.60	11/28/24	300,000	296,259
Alibaba Group Holding,
Sr. Unscd. Notes	4.00	12/6/37	400,000	375,661
CBS,
Gtd. Debs.	7.88	7/30/30	300,000	373,569
CBS,
Gtd. Notes	4.90	8/15/44	240,000	232,737
Charter Communications Operating,
Sr. Scd. Notes	4.91	7/23/25	510,000	520,307
Charter Communications Operating,
Sr. Scd. Notes	6.48	10/23/45	500,000	545,900
Charter Communications Operating,
Sr. Scd. Notes	5.75	4/1/48	100,000	100,929
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000	508,311
Comcast,
Gtd. Bonds	4.00	8/15/47	60,000	55,052
Comcast,
Gtd. Notes	2.85	1/15/23	300,000	291,454

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Media - .9% (continued)
Comcast,
Gtd. Notes	2.75	3/1/23	100,000	96,647
Comcast,
Gtd. Notes	3.38	8/15/25	730,000	708,202
Comcast,
Gtd. Notes	4.25	1/15/33	500,000	501,120
Comcast,
Gtd. Notes	6.45	3/15/37	300,000	364,031
Comcast,
Gtd. Notes	3.90	3/1/38	75,000	70,030
Comcast,
Gtd. Notes	4.00	3/1/48	60,000	54,809
Comcast Cable Communications Holdings,
Gtd. Notes	9.46	11/15/22	304,000	372,226
Discovery Communications,
Gtd. Notes	3.95	3/20/28	700,000	672,570
Discovery Communications,
Gtd. Notes	5.00	9/20/37	250,000	245,913
Discovery Communications,
Gtd. Notes	5.20	9/20/47	300,000	296,678
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	400,000	381,848
Thomson Reuters,
Sr. Unscd. Notes	3.95	9/30/21	300,000	301,934
Time Warner,
Gtd. Debs.	4.85	7/15/45	300,000	282,674
Time Warner,
Gtd. Notes	4.75	3/29/21	500,000	515,077
Time Warner Cable,
Sr. Scd. Debs.	6.55	5/1/37	350,000	385,273
Time Warner Cable,
Sr. Scd. Debs.	4.50	9/15/42	250,000	214,604
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	400,000	352,009
Walt Disney,
Sr. Unscd. Notes	2.30	2/12/21	500,000	490,387
Walt Disney,
Sr. Unscd. Notes	3.00	2/13/26	500,000	480,542
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	194,869
William Marsh Rice University,
Unscd. Bonds	3.57	5/15/45	250,000	239,306
				11,660,369
Metals & Mining - .3%
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	400,000	446,421

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Metals & Mining - .3% (continued)
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000	501,999
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000	499,108
Newmont Mining,
Gtd. Notes	6.25	10/1/39	126,000	146,734
Nucor,
Sr. Unscd. Notes	6.40	12/1/37	200,000	247,085
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	441,094
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	500,000	508,602
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	111,550
Vale Overseas,
Gtd. Notes	6.88	11/21/36	550,000	641,960
				3,544,553
Municipal Bonds - .6%
American Municipal Power,
Combined Hydroelectic Projects
Revenue Bonds (Build America Bonds)	8.08	2/15/50	100,000	160,166
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue Bonds (Build America Bonds)	6.26	4/1/49	300,000	412,002
California,
GO	3.50	4/1/28	100,000	98,954
California,
GO (Various Purpose)	7.50	4/1/34	500,000	700,155
California,
GO (Various Purpose)	7.55	4/1/39	600,000	887,802
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	730,000	709,794
Los Angeles Unified School District,
GO (Build America Bonds)	5.75	7/1/34	350,000	421,505
Metropolitan Transportation Authority,
Dedicated Tax Funds Bonds	7.34	11/15/39	300,000	435,315
Municipal Electric Authority of Georgia,
GO (Plant Vogtle Units 3 and 4 Project J
Bonds) (Build America Bonds)	6.64	4/1/57	350,000	440,492
New Jersey Economic Development
Authority,
State Pension Funding Bonds (Insured;
National Public Finance Guarantee
Corp.)	7.43	2/15/29	250,000	302,887
New Jersey Turnpike Authority,
Turnpike Revenue Bonds (Build
America Bonds)	7.41	1/1/40	400,000	578,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Municipal Bonds - .6% (continued)
New York City Water & Sewer System,
Water and Sewer System Second
General Resolution Revenue Bonds
(Build America Bonds)	5.95	6/15/42	345,000	445,195
Ohio State University,
General Receipts Bonds (Multiyear
Debt Issuance Program)	3.80	12/1/46	250,000	244,332
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 192nd Series)	4.81	10/15/65	300,000	332,661
San Diego County Water Authority
Financing Agency,
Water Revenue Bonds (Build America
Bonds)	6.14	5/1/49	300,000	392,505
State of Connecticut,
GO (Teachers' Retirement Fund)	5.85	3/15/32	200,000	228,132
				6,790,013
Real Estate - .8%
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	500,000	495,995
AvalonBay Communities,
Sr. Unscd. Bonds	4.20	12/15/23	400,000	409,677
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	700,000	730,746
Brixmor Operating Partnership,
Sr. Unscd. Notes	3.90	3/15/27	300,000	285,496
Crown Castle International,
Sr. Unscd. Notes	3.20	9/1/24	270,000	255,700
Crown Castle International,
Sr. Unscd. Notes	3.70	6/15/26	430,000	407,720
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	282,839
Duke Realty,
Gtd. Notes	3.75	12/1/24	400,000	394,057
Federal Realty Investment Trust,
Sr. Unscd. Notes	4.50	12/1/44	200,000	201,679
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000	401,068
HCP,
Sr. Unscd. Notes	6.75	2/1/41	300,000	374,925
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000	529,757
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000	247,691
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000	239,965
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000	407,149

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Real Estate - .8% (continued)
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000		492,571
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000		496,852
Simon Property Group,
Sr. Unscd. Notes	2.50	7/15/21	750,000		731,650
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	150,000		196,068
Ventas Realty,
Gtd. Notes	2.70	4/1/20	250,000		247,656
Ventas Realty,
Gtd. Notes	4.00	3/1/28	300,000		290,525
Vereit Operating Partner,
Gtd. Notes	3.95	8/15/27	500,000		468,626
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000		246,217
Welltower,
Sr. Unscd. Notes	4.95	1/15/21	600,000		616,446
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/32	500,000		634,970
					10,086,045
Retailing - .9%
AutoZone,
Sr. Unscd. Notes	3.13	4/21/26	500,000		465,658
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	500,000	[a]	460,741
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/22	500,000		485,956
Costco Wholesale,
Sr. Unscd. Notes	3.00	5/18/27	100,000		96,191
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	500,000		497,129
CVS Health,
Sr. Unscd. Notes	2.88	6/1/26	400,000		366,449
CVS Health,
Sr. Unscd. Notes	5.13	7/20/45	480,000		501,585
Dollar Tree,
Sr. Unscd. Notes	4.20	5/15/28	95,000		93,702
Home Depot,
Sr. Unscd. Notes	2.00	4/1/21	300,000		292,762
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	300,000		371,286
Home Depot,
Sr. Unscd. Notes	4.88	2/15/44	500,000		560,001
Lowe's Cos.,
Sr. Unscd. Notes	3.13	9/15/24	500,000		488,352

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Retailing - .9% (continued)
Lowe's Cos.,
Sr. Unscd. Notes	4.38	9/15/45	250,000		255,328
Lowe's Cos.,
Sr. Unscd. Notes	4.05	5/3/47	120,000		117,518
Macy's Retail Holdings,
Gtd. Debs.	6.90	4/1/29	350,000		379,460
McDonald's,
Sr. Unscd. Notes	2.75	12/9/20	300,000		297,849
McDonald's,
Sr. Unscd. Notes	4.88	12/9/45	465,000		497,984
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000	[a]	514,445
QVC,
Sr. Scd. Notes	5.45	8/15/34	250,000		224,549
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	250,000		239,338
Target,
Sr. Unscd. Notes	2.50	4/15/26	400,000	[a]	370,028
Target,
Sr. Unscd. Notes	3.90	11/15/47	50,000		47,678
Walgreens Boots Alliance,
Sr. Unscd. Notes	3.30	11/18/21	400,000		398,327
Walgreens Boots Alliance,
Sr. Unscd. Notes	4.50	11/18/34	400,000		384,628
Walmart,
Sr. Unscd. Notes	1.75	10/9/19	300,000		296,750
Walmart,
Sr. Unscd. Notes	3.63	7/8/20	500,000		507,621
Walmart,
Sr. Unscd. Notes	2.35	12/15/22	300,000		289,781
Walmart,
Sr. Unscd. Notes	3.40	6/26/23	265,000		266,517
Walmart,
Sr. Unscd. Notes	3.70	6/26/28	195,000		196,877
Walmart,
Sr. Unscd. Notes	3.95	6/28/38	90,000		91,178
Walmart,
Sr. Unscd. Notes	3.63	12/15/47	800,000		762,181
Walmart,
Sr. Unscd. Notes	4.05	6/29/48	180,000		183,603
					11,001,452
Semiconductors & Semiconductor Equipment - .4%
Analog Devices,
Sr. Unscd. Notes	2.95	1/12/21	300,000		296,680
Applied Materials,
Sr. Unscd. Notes	3.90	10/1/25	500,000		507,136

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Semiconductors & Semiconductor Equipment - .4%
(continued)
Broadcom,
Gtd. Notes	3.00	1/15/22	760,000	738,550
Broadcom,
Gtd. Notes	3.88	1/15/27	300,000	281,505
Broadcom,
Gtd. Notes	3.50	1/15/28	110,000	99,688
Intel,
Sr. Unscd. Notes	3.30	10/1/21	850,000	856,536
Intel,
Sr. Unscd. Notes	3.15	5/11/27	110,000	106,668
Intel,
Sr. Unscd. Notes	4.10	5/11/47	80,000	81,008
Intel,
Sr. Unscd. Notes	3.73	12/8/47	120,000	115,660
NVIDIA,
Sr. Unscd. Notes	2.20	9/16/21	250,000	242,563
QUALCOMM,
Sr. Unscd. Notes	2.25	5/20/20	500,000	492,563
QUALCOMM,
Sr. Unscd. Notes	4.65	5/20/35	140,000	141,332
QUALCOMM,
Sr. Unscd. Notes	4.80	5/20/45	210,000	211,691
QUALCOMM,
Sr. Unscd. Notes	4.30	5/20/47	120,000	113,659
Texas Instruments Inc,
Sr. Unscd. Notes	4.15	5/15/48	80,000	82,424
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000	495,649
				4,863,312
Software & Services - .0%
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000	506,464
Technology Hardware & Equipment - .6%
Apple,
Sr. Unscd. Notes	1.90	2/7/20	300,000	296,100
Apple,
Sr. Unscd. Notes	2.00	5/6/20	510,000	503,243
Apple,
Sr. Unscd. Notes	2.50	2/9/22	300,000	294,098
Apple,
Sr. Unscd. Notes	2.30	5/11/22	210,000	204,076
Apple,
Sr. Unscd. Notes	2.40	1/13/23	160,000	154,939
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000	502,986

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Technology Hardware & Equipment - .6% (continued)
Apple,
Sr. Unscd. Notes	3.35	2/9/27	500,000		491,949
Apple,
Sr. Unscd. Notes	3.20	5/11/27	200,000		194,492
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000		531,561
Apple,
Sr. Unscd. Notes	4.25	2/9/47	300,000		309,035
Apple,
Sr. Unscd. Notes	3.75	9/12/47	75,000		71,648
Apple,
Sr. Unscd. Notes	3.75	11/13/47	90,000		86,000
Dell International,
Sr. Scd. Notes	6.02	6/15/26	450,000	[b]	475,881
Dell International,
Sr. Scd. Notes	8.35	7/15/46	260,000	[b]	321,204
Hewlett Packard Enterprise,
Sr. Unscd. Notes	4.90	10/15/25	500,000		511,235
HP,
Sr. Unscd. Notes	6.00	9/15/41	200,000		208,661
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		320,293
International Business Machines,
Sr. Unscd. Notes	3.45	2/19/26	230,000	[a]	227,592
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		729,968
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	400,000		402,313
					6,837,274
Telecommunication Services - 1.2%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000		119,088
America Movil,
Gtd. Notes	6.13	3/30/40	350,000		413,004
AT&T,
Sr. Unscd. Notes	2.80	2/17/21	490,000		483,136
AT&T,
Sr. Unscd. Notes	4.30	2/15/30	907,000	[b]	866,801
AT&T,
Sr. Unscd. Notes	8.25	11/15/31	249,000	[b]	322,851
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	500,000		469,140
AT&T,
Sr. Unscd. Notes	6.00	8/15/40	400,000		422,312
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	75,000		74,652

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Telecommunication Services - 1.2% (continued)
AT&T,
Sr. Unscd. Notes	4.50	3/9/48	341,000		301,149
AT&T,
Sr. Unscd. Notes	4.55	3/9/49	400,000		352,987
AT&T,
Sr. Unscd. Notes	5.70	3/1/57	360,000		365,929
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000		252,010
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	500,000		511,745
Cisco Systems,
Sr. Unscd. Notes	2.95	2/28/26	500,000	[a]	482,344
Cisco Systems,
Sr. Unscd. Notes	2.50	9/20/26	500,000		465,894
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	250,000		303,545
Deutsche Telekom International Finance,
Gtd. Bonds	8.75	6/15/30	300,000		407,342
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/25	200,000		199,710
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		324,856
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	500,000		496,164
Orange,
Sr. Unscd. Notes	9.00	3/1/31	300,000		419,231
Rogers Communications,
Gtd. Bonds	7.50	8/15/38	125,000		170,180
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	250,000		306,876
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/47	300,000		305,320
Verizon Communications,
Sr. Unscd. Bonds	5.25	3/16/37	365,000		391,698
Verizon Communications,
Sr. Unscd. Notes	1.75	8/15/21	1,000,000		959,081
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,000,000		1,071,262
Verizon Communications,
Sr. Unscd. Notes	3.38	2/15/25	787,000		763,861
Verizon Communications,
Sr. Unscd. Notes	4.33	9/21/28	250,000	[b]	251,925
Verizon Communications,
Sr. Unscd. Notes	4.50	8/10/33	220,000		218,004
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	750,000		750,972
Verizon Communications,
Sr. Unscd. Notes	5.01	4/15/49	330,000		336,536

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Telecommunication Services - 1.2% (continued)
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/54	90,000	90,247
Verizon Communications,
Sr. Unscd. Notes	4.67	3/15/55	500,000	472,123
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000	285,675
Vodafone Group,
Sr. Unscd. Notes	4.38	5/30/28	225,000	225,813
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000	158,305
Vodafone Group,
Sr. Unscd. Notes	5.00	5/30/38	60,000	61,245
Vodafone Group,
Sr. Unscd. Notes	5.25	5/30/48	180,000	187,159
				15,060,172
Transportation - .4%
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	3.05	3/15/22	200,000	198,061
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000	119,795
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	300,000	372,475
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	300,000	317,588
Canadian Pacific Railway,
Sr. Unscd. Notes	6.13	5/15/45	220,000	270,342
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000	504,028
CSX,
Sr. Unscd. Notes	3.80	3/1/28	200,000	197,786
CSX,
Sr. Unscd. Notes	4.30	3/1/48	50,000	49,718
CSX,
Sr. Unscd. Notes	4.50	8/1/54	250,000	244,131
FedEx,
Gtd. Notes	4.00	1/15/24	250,000	254,143
FedEx,
Gtd. Notes	4.75	11/15/45	400,000	409,995
Kansas City Southern,
Gtd. Notes	4.95	8/15/45	300,000	298,730
Norfolk Southern,
Sr. Unscd. Bonds	4.84	10/1/41	350,000	377,358
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000	303,355
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000	386,773

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
Transportation - .4% (continued)
Union Pacific,
Sr. Unscd. Notes	3.95	9/10/28	105,000		106,622
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000		348,135
Union Pacific,
Sr. Unscd. Notes	4.80	9/10/58	110,000		114,997
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	500,000		500,979
United Parcel Service,
Sr. Unscd. Notes	3.75	11/15/47	80,000		75,359
					5,450,370
U. S. Government Agencies - 2.0%
Federal Home Loan Bank,
Bonds	0.88	8/5/19	1,000,000		984,264
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,022,008
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,292,635
Federal Home Loan Bank,
Bonds	2.63	12/10/21	1,500,000		1,490,613
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		618,914
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K039, Cl. A2	3.30	7/25/24	1,000,000	[d]	1,005,111
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K047, Cl. A	3.33	5/25/25	1,000,000	[d]	1,004,902
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K056, Cl. A2	2.53	5/25/26	1,300,000	[d]	1,227,954
Federal Home Loan Mortgage Corp.,
Notes	0.95	1/30/19	225,000	[d]	223,610
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	[d]	2,463,137
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	[d]	1,324,277
Federal National Mortgage Association,
Notes	1.25	2/26/19	1,000,000	[d]	993,042
Federal National Mortgage Association,
Notes	0.88	8/2/19	500,000	[d]	492,166
Federal National Mortgage Association,
Notes	1.75	11/26/19	1,500,000	[a,d]	1,484,353
Federal National Mortgage Association,
Notes	1.70	1/27/20	600,000	[d]	591,568
Federal National Mortgage Association,
Notes	1.50	6/22/20	1,400,000	[d]	1,369,701

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Agencies - 2.0% (continued)
Federal National Mortgage Association,
Notes	1.25	8/17/21	500,000	[d]	477,677
Federal National Mortgage Association,
Notes	6.25	5/15/29	540,000	[d]	686,496
Federal National Mortgage Association,
Notes	6.63	11/15/30	1,000,000	[d]	1,334,904
Federal National Mortgage Association,
Notes	5.50	4/1/34	30,016	[d]	32,107
Federal National Mortgage Association,
Notes, Ser. 3	1.13	7/26/19	900,000	[d]	888,224
Federal National Mortgage Association,
Ser. 2013-M14, Cl. APT	2.52	4/25/23	893,222	[d]	870,554
Federal National Mortgage Association,
Ser. 2017-M12, Cl. A2	3.08	6/25/27	975,000	[d]	945,422
Federal National Mortgage Association,
Ser. 2017-M8, Cl. A1	2.65	5/5/27	761,339	[d]	745,733
Financingoration,
Scd. Bonds	8.60	9/26/19	40,000		42,681
Tennessee Valley Authority,
Sr. Unscd. Bonds	6.15	1/15/38	165,000		226,361
Tennessee Valley Authority,
Sr. Unscd. Bonds	5.25	9/15/39	700,000		871,363
					24,709,777
U. S. Government Agencies Mortgage-Backed - 28.6%
Federal Home Loan Mortgage Corp.:
2.50%			150,000	[d,e]	144,943
3.00%			5,000,000	[d,e]	4,834,290
3.50%			12,925,000	[d,e]	12,812,979
4.00%			5,575,000	[d,e]	5,658,940
4.50%			975,000	[d,e]	1,011,239
5.00%			100,000	[d,e]	105,402
2.00%, 8/1/28-3/1/32			650,114	[d]	619,785
2.50%, 10/1/27-2/1/47			7,200,963	[d]	6,967,607
2.87%, 12/25/21			850,000	[d]	843,927
3.00%, 9/1/21-6/1/48			22,848,740	[d]	22,298,859
3.02%, 2/25/23			353,848	[d]	354,017
3.06%, 12/25/24			648,000	[d]	641,628
3.50%, 1/1/21-6/1/48			17,495,830	[d]	17,451,280
3.55%, 8/1/34			1,241	[d]	1,316
4.00%, 8/1/18-5/1/47			12,538,058	[d]	12,812,753
4.50%, 8/1/18-11/1/47			5,317,438	[d]	5,553,995
5.00%, 5/1/23-11/1/39			2,093,048	[d]	2,227,892
5.50%, 10/1/20-1/1/40			1,542,609	[d]	1,662,440
6.00%, 6/1/22-7/1/39			713,133	[d]	779,493
6.50%, 3/1/19-9/1/37			164,360	[d]	182,124

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Agencies Mortgage-Backed - 28.6%
(continued)
7.00%, 6/1/21-9/1/31			29,499	[d]	31,906
7.50%, 2/1/23-11/1/33			19,588	[d]	21,276
8.00%, 7/1/20-10/1/31			9,288	[d]	10,318
8.50%, 6/1/30			395	[d]	453
Federal National Mortgage Association:
2.50%			1,400,000	[d,e]	1,355,266
3.00%			4,250,000	[d,e]	4,112,789
3.50%			19,525,000	[d,e]	19,364,279
4.00%			12,025,000	[d,e]	12,215,711
4.50%			2,500,000	[d,e]	2,593,253
2.00%, 7/1/28-3/1/32			1,054,987	[d]	1,007,887
2.50%, 7/1/27-2/1/47			8,703,346	[d]	8,429,812
3.00%, 10/1/26-5/1/48			36,815,584	[d]	35,962,174
3.50%, 8/1/25-1/1/48			26,586,571	[d]	26,560,630
3.59%, 11/1/35			85	[d]	89
3.66%, 11/25/20			492,090	[d]	496,638
4.00%, 7/1/24-3/1/48			19,722,803	[d]	20,147,200
4.50%, 9/1/18-5/1/47			8,806,688	[d]	9,199,329
5.00%, 10/1/18-1/1/44			3,804,913	[d]	4,051,438
5.50%, 1/1/32-12/1/38			2,078,887	[d]	2,240,029
6.00%, 1/1/23-11/1/38			1,365,435	[d]	1,488,583
6.50%, 10/1/21-12/1/37			427,428	[d]	471,624
7.00%, 8/1/23-7/1/32			35,673	[d]	39,010
7.50%, 4/1/26-6/1/31			24,712	[d]	26,634
8.00%, 3/1/22-8/1/30			6,876	[d]	7,455
8.50%, 7/1/30			224	[d]	258
Government National Mortgage Association I:
2.50%, 2/15/28-9/15/46			246,906		236,054
3.00%, 9/15/42-8/15/45			1,467,833		1,437,433
3.50%, 2/15/26-8/15/45			1,499,882		1,509,482
4.00%, 2/15/41-9/15/45			1,751,471		1,803,430
4.50%, 1/15/19-2/15/41			1,791,734		1,885,348
5.00%, 7/15/33-4/15/40			2,630,413		2,791,406
5.50%, 9/15/20-11/15/38			874,157		942,779
6.00%, 1/15/29-9/15/38			172,286		188,226
6.50%, 2/15/24-11/15/33			82,353		90,915
7.00%, 10/15/27-8/15/32			45,951		50,620
7.50%, 12/15/23-11/15/30			21,221		21,566
8.00%, 8/15/24-3/15/32			10,690		12,315
8.25%, 6/15/27			1,007		1,065
8.50%, 10/15/26			4,408		4,471
9.00%, 2/15/22-2/15/23			4,825		4,852

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Agencies Mortgage-Backed - 28.6%
(continued)
Government National Mortgage Association II:
3.00%			17,900,000	[e]	17,448,304
3.50%			26,100,000	[e]	26,142,820
4.00%			10,700,000	[e]	10,935,991
4.50%			1,825,000	[e]	1,894,618
5.00%			350,000	[e]	366,803
2.50%, 3/20/27-3/20/47			1,048,453		1,004,218
3.00%, 11/20/27-4/20/48			8,355,166		8,216,664
3.50%, 9/20/28-6/20/48			13,253,589		13,335,328
4.00%, 9/20/43-7/20/47			7,068,840		7,278,377
4.50%, 7/20/41-10/20/47			4,297,725		4,522,483
5.00%, 1/20/39-11/20/47			1,505,817		1,601,454
5.50%, 10/20/31-6/20/41			538,171		575,840
6.50%, 2/20/28			428		476
8.50%, 7/20/25			192		205
					351,102,493
U. S. Government Securities - 37.6%
U.S. Treasury Bonds	8.75	8/15/20	470,000		526,152
U.S. Treasury Bonds	8.13	5/15/21	190,000		217,201
U.S. Treasury Bonds	7.25	8/15/22	275,000		321,385
U.S. Treasury Bonds	7.13	2/15/23	2,000,000		2,363,359
U.S. Treasury Bonds	6.25	8/15/23	1,110,000		1,287,015
U.S. Treasury Bonds	6.13	11/15/27	2,240,000		2,814,306
U.S. Treasury Bonds	5.50	8/15/28	810,000		987,694
U.S. Treasury Bonds	5.25	11/15/28	805,000		967,179
U.S. Treasury Bonds	5.25	2/15/29	160,000		192,953
U.S. Treasury Bonds	5.38	2/15/31	10,000	[a]	12,497
U.S. Treasury Bonds	4.75	2/15/37	1,510,000	[a]	1,885,023
U.S. Treasury Bonds	4.38	2/15/38	630,000		756,012
U.S. Treasury Bonds	4.50	5/15/38	1,565,000		1,909,667
U.S. Treasury Bonds	3.50	2/15/39	2,755,000		2,953,500
U.S. Treasury Bonds	4.63	2/15/40	650,000		811,776
U.S. Treasury Bonds	3.88	8/15/40	370,000		418,707
U.S. Treasury Bonds	4.75	2/15/41	2,530,000		3,226,392
U.S. Treasury Bonds	3.75	8/15/41	1,860,000		2,070,485
U.S. Treasury Bonds	3.13	2/15/42	2,690,000		2,716,848
U.S. Treasury Bonds	2.75	8/15/42	1,150,000		1,087,491
U.S. Treasury Bonds	2.75	11/15/42	1,892,000		1,787,423
U.S. Treasury Bonds	3.13	2/15/43	390,000		393,397
U.S. Treasury Bonds	2.88	5/15/43	3,057,000		2,951,139
U.S. Treasury Bonds	3.63	8/15/43	3,305,000		3,619,879
U.S. Treasury Bonds	3.75	11/15/43	1,275,000		1,425,161
U.S. Treasury Bonds	3.63	2/15/44	3,070,000		3,367,046

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Securities - 37.6% (continued)
U.S. Treasury Bonds	3.38	5/15/44	490,000		515,936
U.S. Treasury Bonds	3.13	8/15/44	2,685,000		2,707,864
U.S. Treasury Bonds	3.00	11/15/44	3,760,000		3,707,272
U.S. Treasury Bonds	2.50	2/15/45	3,605,000		3,227,461
U.S. Treasury Bonds	3.00	5/15/45	3,640,000		3,588,528
U.S. Treasury Bonds	2.88	8/15/45	3,720,000		3,580,500
U.S. Treasury Bonds	2.50	2/15/46	2,400,000		2,142,000
U.S. Treasury Bonds	2.50	5/15/46	3,040,000		2,710,766
U.S. Treasury Bonds	2.25	8/15/46	4,250,000		3,589,175
U.S. Treasury Bonds	2.88	11/15/46	3,000,000		2,882,930
U.S. Treasury Bonds	3.00	2/15/47	1,950,000		1,921,207
U.S. Treasury Bonds	3.00	5/15/47	2,685,000		2,643,362
U.S. Treasury Bonds	2.75	8/15/47	540,000		505,807
U.S. Treasury Bonds	2.75	11/15/47	2,280,000		2,134,962
U.S. Treasury Notes	2.25	12/31/24	2,000,000		1,923,086
U.S. Treasury Notes	3.63	8/15/19	400,000		404,633
U.S. Treasury Notes	1.00	8/31/19	2,010,000		1,978,162
U.S. Treasury Notes	0.88	9/15/19	1,450,000		1,423,889
U.S. Treasury Notes	1.00	9/30/19	1,700,000		1,670,715
U.S. Treasury Notes	1.38	9/30/19	1,905,000		1,880,220
U.S. Treasury Notes	1.00	10/15/19	3,690,000		3,623,551
U.S. Treasury Notes	1.25	10/31/19	1,000,000		984,414
U.S. Treasury Notes	1.50	10/31/19	5,450,000		5,380,491
U.S. Treasury Notes	1.00	11/15/19	2,000,000		1,961,172
U.S. Treasury Notes	3.38	11/15/19	1,440,000		1,455,131
U.S. Treasury Notes	1.50	11/30/19	500,000		493,135
U.S. Treasury Notes	1.75	11/30/19	4,655,000		4,606,086
U.S. Treasury Notes	1.38	12/15/19	2,500,000		2,459,814
U.S. Treasury Notes	1.13	12/31/19	1,990,000		1,950,239
U.S. Treasury Notes	1.63	12/31/19	1,220,000	[a]	1,204,011
U.S. Treasury Notes	1.88	12/31/19	1,645,000		1,629,289
U.S. Treasury Notes	1.25	1/31/20	2,220,000		2,176,511
U.S. Treasury Notes	2.00	1/31/20	70,000		69,393
U.S. Treasury Notes	1.38	2/15/20	2,020,000		1,982,441
U.S. Treasury Notes	3.63	2/15/20	2,400,000		2,436,422
U.S. Treasury Notes	1.38	2/29/20	3,525,000		3,457,460
U.S. Treasury Notes	2.25	2/29/20	1,685,000		1,675,423
U.S. Treasury Notes	1.63	3/15/20	3,020,000		2,972,223
U.S. Treasury Notes	1.13	3/31/20	1,800,000		1,756,020
U.S. Treasury Notes	1.38	3/31/20	995,000		974,692
U.S. Treasury Notes	2.25	3/31/20	1,815,000		1,803,550
U.S. Treasury Notes	1.50	4/15/20	2,395,000		2,349,720
U.S. Treasury Notes	1.38	4/30/20	2,525,000		2,470,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Securities - 37.6% (continued)
U.S. Treasury Notes	2.38	4/30/20	1,925,000		1,915,977
U.S. Treasury Notes	1.50	5/15/20	1,925,000		1,886,575
U.S. Treasury Notes	3.50	5/15/20	1,770,000		1,795,928
U.S. Treasury Notes	1.50	5/31/20	2,610,000		2,556,169
U.S. Treasury Notes	2.50	5/31/20	1,990,000		1,984,209
U.S. Treasury Notes	1.63	6/30/20	2,700,000		2,647,635
U.S. Treasury Notes	2.50	6/30/20	2,050,000		2,043,594
U.S. Treasury Notes	1.50	7/15/20	2,195,000		2,146,041
U.S. Treasury Notes	1.63	7/31/20	3,410,000		3,340,535
U.S. Treasury Notes	2.00	7/31/20	1,455,000		1,436,045
U.S. Treasury Notes	2.63	7/31/20	2,120,000		2,118,012
U.S. Treasury Notes	1.50	8/15/20	1,745,000		1,704,442
U.S. Treasury Notes	2.63	8/15/20	2,170,000		2,167,711
U.S. Treasury Notes	1.38	8/31/20	1,300,000		1,265,570
U.S. Treasury Notes	2.13	8/31/20	1,710,000		1,690,495
U.S. Treasury Notes	1.38	9/15/20	715,000		695,687
U.S. Treasury Notes	1.38	9/30/20	3,095,000		3,009,766
U.S. Treasury Notes	2.00	9/30/20	1,745,000		1,719,507
U.S. Treasury Notes	1.63	10/15/20	1,365,000		1,333,594
U.S. Treasury Notes	1.38	10/31/20	3,825,000		3,714,434
U.S. Treasury Notes	1.75	10/31/20	3,000,000		2,937,539
U.S. Treasury Notes	1.75	11/15/20	1,525,000		1,492,326
U.S. Treasury Notes	2.63	11/15/20	2,650,000		2,644,151
U.S. Treasury Notes	1.63	11/30/20	2,525,000		2,462,615
U.S. Treasury Notes	2.00	11/30/20	2,868,000		2,821,507
U.S. Treasury Notes	1.88	12/15/20	1,000,000		980,664
U.S. Treasury Notes	1.75	12/31/20	2,220,000	[a]	2,169,660
U.S. Treasury Notes	2.38	12/31/20	1,970,000		1,953,801
U.S. Treasury Notes	2.00	1/15/21	1,450,000		1,424,795
U.S. Treasury Notes	1.38	1/31/21	3,000,000	[a]	2,901,621
U.S. Treasury Notes	2.25	2/15/21	1,565,000		1,545,988
U.S. Treasury Notes	3.63	2/15/21	2,470,000		2,522,680
U.S. Treasury Notes	1.13	2/28/21	2,500,000		2,399,658
U.S. Treasury Notes	2.38	3/15/21	1,695,000		1,679,076
U.S. Treasury Notes	1.25	3/31/21	3,390,000		3,260,293
U.S. Treasury Notes	2.25	3/31/21	1,430,000		1,411,594
U.S. Treasury Notes	2.38	4/15/21	1,805,000		1,787,091
U.S. Treasury Notes	1.38	4/30/21	2,000,000		1,927,148
U.S. Treasury Notes	2.25	4/30/21	1,690,000	[a]	1,667,357
U.S. Treasury Notes	2.63	5/15/21	1,870,000		1,862,987
U.S. Treasury Notes	3.13	5/15/21	2,700,000		2,726,314
U.S. Treasury Notes	1.38	5/31/21	1,120,000		1,077,803
U.S. Treasury Notes	2.00	5/31/21	3,025,000		2,962,787

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Securities - 37.6% (continued)
U.S. Treasury Notes	2.63	6/15/21	2,000,000		1,992,148
U.S. Treasury Notes	1.13	6/30/21	3,000,000		2,863,125
U.S. Treasury Notes	2.13	6/30/21	1,500,000		1,473,340
U.S. Treasury Notes	2.63	7/15/21	2,000,000		1,991,953
U.S. Treasury Notes	1.13	7/31/21	2,455,000		2,339,346
U.S. Treasury Notes	2.25	7/31/21	2,000,000		1,970,391
U.S. Treasury Notes	2.13	8/15/21	2,925,000		2,869,870
U.S. Treasury Notes	1.13	8/31/21	3,450,000		3,282,486
U.S. Treasury Notes	1.13	9/30/21	3,260,000		3,097,001
U.S. Treasury Notes	2.13	9/30/21	2,100,000		2,058,328
U.S. Treasury Notes	1.25	10/31/21	1,695,000		1,614,521
U.S. Treasury Notes	2.00	10/31/21	2,845,000		2,775,653
U.S. Treasury Notes	2.00	11/15/21	3,180,000		3,101,742
U.S. Treasury Notes	1.75	11/30/21	3,360,000		3,249,225
U.S. Treasury Notes	1.88	11/30/21	2,800,000		2,719,172
U.S. Treasury Notes	2.00	12/31/21	1,875,000		1,826,697
U.S. Treasury Notes	2.13	12/31/21	1,265,000		1,237,723
U.S. Treasury Notes	1.50	1/31/22	2,600,000		2,488,433
U.S. Treasury Notes	1.88	1/31/22	1,810,000		1,754,675
U.S. Treasury Notes	2.00	2/15/22	1,300,000		1,265,316
U.S. Treasury Notes	1.75	2/28/22	500,000		482,305
U.S. Treasury Notes	1.88	2/28/22	2,100,000		2,034,088
U.S. Treasury Notes	1.75	3/31/22	2,520,000		2,428,256
U.S. Treasury Notes	1.88	3/31/22	1,980,000		1,916,230
U.S. Treasury Notes	1.88	4/30/22	3,305,000		3,195,845
U.S. Treasury Notes	1.75	5/31/22	3,035,000		2,918,757
U.S. Treasury Notes	1.75	6/30/22	1,300,000		1,249,066
U.S. Treasury Notes	2.13	6/30/22	2,500,000		2,437,207
U.S. Treasury Notes	1.88	7/31/22	2,800,000		2,701,070
U.S. Treasury Notes	2.00	7/31/22	1,840,000		1,783,722
U.S. Treasury Notes	1.63	8/15/22	55,000		52,520
U.S. Treasury Notes	1.63	8/31/22	835,000		796,756
U.S. Treasury Notes	1.88	8/31/22	1,000,000		963,906
U.S. Treasury Notes	1.75	9/30/22	1,840,000		1,763,094
U.S. Treasury Notes	1.88	9/30/22	2,490,000		2,397,744
U.S. Treasury Notes	1.88	10/31/22	1,910,000		1,838,002
U.S. Treasury Notes	2.00	10/31/22	3,050,000		2,949,624
U.S. Treasury Notes	1.63	11/15/22	300,000	[a]	285,521
U.S. Treasury Notes	2.00	11/30/22	3,540,000		3,421,631
U.S. Treasury Notes	2.13	12/31/22	4,480,000		4,349,188
U.S. Treasury Notes	1.75	1/31/23	2,970,000		2,835,306
U.S. Treasury Notes	2.38	1/31/23	2,055,000		2,015,546
U.S. Treasury Notes	2.00	2/15/23	3,745,000	[a]	3,613,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Securities - 37.6% (continued)
U.S. Treasury Notes	1.50	2/28/23	895,000		843,887
U.S. Treasury Notes	2.63	2/28/23	2,105,000		2,086,499
U.S. Treasury Notes	2.50	3/31/23	2,120,000		2,088,821
U.S. Treasury Notes	1.63	4/30/23	1,460,000	[a]	1,381,468
U.S. Treasury Notes	2.75	4/30/23	2,110,000		2,101,181
U.S. Treasury Notes	1.75	5/15/23	3,920,000		3,729,819
U.S. Treasury Notes	1.63	5/31/23	3,610,000	[a]	3,412,649
U.S. Treasury Notes	2.75	5/31/23	3,500,000		3,486,191
U.S. Treasury Notes	1.38	6/30/23	2,035,000		1,898,432
U.S. Treasury Notes	2.63	6/30/23	2,170,000		2,148,300
U.S. Treasury Notes	1.25	7/31/23	660,000		611,041
U.S. Treasury Notes	2.75	7/31/23	2,180,000		2,170,335
U.S. Treasury Notes	2.50	8/15/23	1,640,000	[a]	1,613,638
U.S. Treasury Notes	1.38	9/30/23	3,000,000		2,787,189
U.S. Treasury Notes	1.63	10/31/23	1,400,000		1,316,109
U.S. Treasury Notes	2.75	11/15/23	3,085,000		3,068,912
U.S. Treasury Notes	2.13	11/30/23	2,560,000		2,466,850
U.S. Treasury Notes	2.25	12/31/23	1,490,000		1,443,932
U.S. Treasury Notes	2.25	1/31/24	1,065,000		1,031,407
U.S. Treasury Notes	2.75	2/15/24	2,780,000		2,762,462
U.S. Treasury Notes	2.13	2/29/24	2,010,000		1,932,348
U.S. Treasury Notes	2.13	3/31/24	910,000	[a]	874,169
U.S. Treasury Notes	2.00	4/30/24	1,960,000		1,868,661
U.S. Treasury Notes	2.50	5/15/24	4,690,000		4,593,360
U.S. Treasury Notes	2.00	5/31/24	2,675,000		2,548,251
U.S. Treasury Notes	2.00	6/30/24	1,155,000		1,099,280
U.S. Treasury Notes	2.13	7/31/24	3,000,000		2,873,555
U.S. Treasury Notes	2.38	8/15/24	2,565,000		2,491,156
U.S. Treasury Notes	1.88	8/31/24	2,035,000	[a]	1,920,531
U.S. Treasury Notes	2.13	9/30/24	1,590,000		1,520,624
U.S. Treasury Notes	2.25	11/15/24	3,580,000		3,445,121
U.S. Treasury Notes	2.50	1/31/25	3,200,000		3,122,437
U.S. Treasury Notes	2.00	2/15/25	7,070,000		6,685,292
U.S. Treasury Notes	2.75	2/28/25	3,000,000		2,970,996
U.S. Treasury Notes	2.88	4/30/25	1,745,000	[a]	1,740,467
U.S. Treasury Notes	2.13	5/15/25	660,000		627,735
U.S. Treasury Notes	2.88	5/31/25	1,955,000		1,949,616
U.S. Treasury Notes	2.75	6/30/25	5,755,000		5,693,404
U.S. Treasury Notes	2.88	7/31/25	1,820,000		1,814,597
U.S. Treasury Notes	2.00	8/15/25	3,650,000		3,436,846
U.S. Treasury Notes	2.25	11/15/25	4,480,000		4,281,025
U.S. Treasury Notes	1.63	2/15/26	1,670,000		1,522,538
U.S. Treasury Notes	1.63	5/15/26	3,880,000		3,527,011

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 99.5% (continued)
U. S. Government Securities - 37.6% (continued)
U.S. Treasury Notes	1.50	8/15/26	3,865,000		3,466,876
U.S. Treasury Notes	2.00	11/15/26	4,230,000		3,936,461
U.S. Treasury Notes	2.25	2/15/27	5,350,000		5,069,229
U.S. Treasury Notes	2.38	5/15/27	4,040,000		3,861,514
U.S. Treasury Notes	2.25	8/15/27	355,000		335,218
U.S. Treasury Notes	2.25	11/15/27	3,575,000		3,370,345
U.S. Treasury Notes	2.75	2/15/28	5,510,000		5,414,328
U.S. Treasury Notes	2.88	5/15/28	6,380,000		6,335,265
U.S. Treasury Notes	3.00	2/15/48	1,800,000		1,772,684
U.S. Treasury Notes	3.13	5/15/48	3,990,000		4,025,614
					462,846,880
Utilities - 1.8%
Alabama Power,
Sr. Unscd. Notes, Ser. B	3.70	12/1/47	200,000		186,696
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		253,667
American Water Capital,
Sr. Unscd. Notes	3.75	9/1/47	110,000		102,826
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	350,000		346,673
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		278,887
Berkshire Hathaway Energy,
Sr. Unscd. Notes	3.80	7/15/48	445,000		407,476
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000		572,231
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		245,110
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. C	4.30	12/1/56	450,000		442,000
Dominion Energy,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	200,000		192,823
Dominion Energy,
Sr. Unscd. Notes, Ser. C	4.05	9/15/42	400,000		371,030
Dominion Energy,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		118,405
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000	[a]	492,279
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	350,000		351,298
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000		500,177
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	400,000		406,327
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	250,000		245,389

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Utilities - 1.8% (continued)
Duke Energy Florida,
First Mortgage Bonds	3.80	7/15/28	400,000	403,890
Duke Energy Florida,
First Mortgage Bonds	6.40	6/15/38	150,000	195,101
Duke Energy Florida,
First Mortgage Bonds	3.40	10/1/46	300,000	264,886
Emera US Finance,
Gtd. Notes	4.75	6/15/46	250,000	249,807
Enel Chile,
Sr. Unscd. Notes	4.88	6/12/28	400,000	409,812
Enel Generacion Chile,
Sr. Unscd. Notes	4.25	4/15/24	250,000	250,346
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000	511,684
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	400,000	428,621
FirstEnergy,
Sr. Unscd. Notes, Ser. C	4.85	7/15/47	150,000	154,787
Florida Power & Light,
First Mortgage Bonds	4.05	10/1/44	400,000	400,373
Florida Power & Light,
First Mortgage Bonds	3.70	12/1/47	50,000	47,466
Georgia Power,
Sr. Unscd. Notes	3.25	4/1/26	500,000	479,587
Georgia Power,
Sr. Unscd. Notes	3.25	3/30/27	250,000	235,329
Hydro-Quebec,
Govt. Gtd. Debs., Ser. HH	8.50	12/1/29	400,000	572,337
Hydro-Quebec,
Govt. Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	30,202
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	300,000	365,152
Interstate Power & Light,
Sr. Unscd. Debs.	3.70	9/15/46	300,000	273,193
MidAmerican Energy,
First Mortgage Bonds	3.50	10/15/24	400,000	401,217
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	400,000	520,719
NextEra Energy Capital Holdings,
Gtd. Debs.	2.40	9/15/19	500,000	496,422
NiSource,
Sr. Unscd. Notes	3.49	5/15/27	420,000	404,020
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	192,755
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	321,298
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	514,085

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Bonds and Notes - 99.5% (continued)
Utilities - 1.8% (continued)
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	400,000	448,157
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000	482,215
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	390,928
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	500,000	547,486
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	637,754
Public Service Company of Colorado,
First Mortgage Bonds	3.20	11/15/20	750,000	750,754
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	402,702
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000	971,372
Sempra Energy,
Sr. Unscd. Notes	4.00	2/1/48	50,000	45,538
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	236,890
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	250,000	231,317
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	400,000	405,722
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	82,812
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	532,878
Southern Company Gas Capital,
Gtd. Notes	3.50	9/15/21	193,000	192,000
Southwestern Public Service,
First Mortgage Bonds	3.40	8/15/46	350,000	306,505
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	250,000	248,198
Toledo Edison,
Sr. Scd. Notes	6.15	5/15/37	200,000	242,915
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	479,994
Washington Gas Light,
Sr. Unscd. Notes, Ser. K	3.80	9/15/46	500,000	462,436
WEC Energy Group,
Sr. Unscd. Bonds	3.55	6/15/25	140,000	138,418
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	200,000	256,229
				22,129,603
Total Bonds and Notes
(cost $1,241,033,176)				1,224,150,763

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
Description	Yield (%)	Shares	Value ($)
Other Investment - 10.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $122,752,621)	1.89	122,752,621 [f]	122,752,621

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $8,209,921)	1.87	8,209,921 [f]	8,209,921
Total Investments (cost $1,371,995,718)		110.2%	1,355,113,305
Liabilities, Less Cash and Receivables		(10.2%)	(125,435,319)
Net Assets		100.0%	1,229,677,986

GO—General Obligation

[a] Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $29,744,904 and the value of the collateral held by the fund was $30,589,753, consisting of cash collateral of $8,209,921 and U.S. Government & Agency securities valued at $22,379,832.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at
$4,273,277 or .35% of net assets.
[c] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
[e] Purchased on a forward commitment basis.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	7,404,605	-	7,404,605
Commercial
Mortgage-Backed	-	17,063,252	-	17,063,252
Corporate Bonds†	-	306,134,759	-	306,134,759
Foreign Government	-	48,098,984	-	48,098,984
Municipal Bonds†	-	6,790,013	-	6,790,013
Registered Investment
Companies	130,962,542	-	-	130,962,542
U. S. Government Agencies/
Mortgage-Backed	-	375,812,270	-	375,812,270
U.S. Treasury	-	462,846,880	-	462,846,880
Liabilities ($)
Other Financial Instruments:
TBA Sale Commitments	-	(5,381,681)	-	(5,381,681)

†	See Statement of Investments for additional detailed categorizations.

TBA Sale Commitments
Dreyfus Bond Market Index Fund
July 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes-.4%	Rate (%)	Date	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp 0%
Federal Home Loan Mortgage Corp.	4.50	8/1/18	1,250	[a,b]	126,057
Federal Home Loan Mortgage Corp.	5.50	8/1/48	2,000	[a,b]	212,982
					339,039
Federal National Mortgage Association-.2%
Federal National Mortgage Association	4.00	8/18/29	9,000	[a,b]	921,498
Federal National Mortgage Association	4.50	8/18/29	6,750	[a,b]	679,733
Federal National Mortgage Association	5.00	8/1/48	5,500	[a,b]	586,652
Federal National Mortgage Association	5.50	8/1/48	1,000	[a,b]	106,824
					2,294,707
Government National Mortgage Association-.2%
Government National Mortgage
Association	4.00	8/1/48	2,250	[b]	230,001
Government National Mortgage
Association	5.00	8/1/48	19,000	[b]	1,982,680
Government National Mortgage
Association	5.50	8/1/48	5,000	[b]	535,254
					2,747,935
Total Sale Commitments (proceeds $5,383,992)					5,381,681

[a] The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
[b] Sold on a delayed delivery basis.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

NOTES

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2018, accumulated net unrealized depreciation on investments was $16,880,102, consisting of $10,328,095 gross unrealized appreciation and $27,208,197 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - .6%
General Motors	103,786		3,934,527
Banks - 7.7%
Bank of America	528,867		16,331,413
Citigroup	78,665		5,655,227
JPMorgan Chase & Co.	190,182		21,861,421
SunTrust Banks	64,936		4,679,937
			48,527,998
Capital Goods - 7.4%
Honeywell International	58,808		9,388,697
L3 Technologies	40,998		8,791,611
PACCAR	78,418		5,153,631
Quanta Services	82,352	[a]	2,805,733
Raytheon	45,266		8,964,026
United Technologies	84,417		11,458,764
			46,562,462
Consumer Services - .7%
Las Vegas Sands	56,582		4,068,246
Diversified Financials - 6.6%
Ameriprise Financial	20,553		2,993,955
Berkshire Hathaway, Cl. B	95,132	[a]	18,823,769
Goldman Sachs Group	26,653		6,328,222
Morgan Stanley	122,903		6,213,976
Voya Financial	140,402		7,093,109
			41,453,031
Energy - 7.8%
Anadarko Petroleum	87,726		6,417,157
EOG Resources	24,410		3,147,425
Marathon Petroleum	101,528		8,206,508
Occidental Petroleum	160,670		13,485,033
Phillips 66	76,106		9,386,914
Valero Energy	69,630		8,240,710
			48,883,747
Food & Staples Retailing - 1.7%
Costco Wholesale	47,646		10,420,657
Food, Beverage & Tobacco - 5.2%
Coca-Cola European Partners	78,549		3,239,361
Conagra Brands	231,273		8,490,032
Kellogg	192,671	[b]	13,685,421

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Food, Beverage & Tobacco - 5.2% (continued)
PepsiCo	61,923		7,121,145
			32,535,959
Health Care Equipment & Services - 6.8%
Becton Dickinson & Co.	26,366		6,601,255
CVS Health	90,577		5,874,824
Edwards Lifesciences	33,779	[a]	4,811,818
Humana	15,343		4,820,464
IDEXX Laboratories	26,088	[a]	6,389,734
McKesson	19,703		2,474,697
Quest Diagnostics	46,579		5,017,490
UnitedHealth Group	25,976		6,577,643
			42,567,925
Insurance - 1.8%
American International Group	112,831		6,229,399
Hartford Financial Services Group	92,563		4,878,070
			11,107,469
Materials - 4.0%
CF Industries Holdings	113,828		5,056,240
DowDuPont	115,227		7,924,161
Freeport-McMoRan	236,437		3,901,210
Vulcan Materials	74,820		8,379,840
			25,261,451
Media - 2.2%
Comcast, Cl. A	178,470		6,385,657
Omnicom Group	107,443	[b]	7,395,302
			13,780,959
Pharmaceuticals, Biotechnology & Life Sciences - 6.2%
Biogen	19,958	[a]	6,673,356
Illumina	10,238	[a]	3,320,798
Merck & Co.	229,703		15,130,537
Pfizer	336,838		13,449,941
			38,574,632
Real Estate - 2.0%
Lamar Advertising, Cl. A	129,504	[c]	9,535,379
Outfront Media	152,661	[c]	3,244,046
			12,779,425
Retailing - 5.8%
Amazon. com	12,398	[a]	22,036,701
Home Depot	45,737		9,033,972
O'Reilly Automotive	16,766	[a]	5,130,396
			36,201,069
Semiconductors & Semiconductor Equipment - 2.4%
Broadcom	18,319		4,062,605
NVIDIA	21,079		5,161,404

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
Semiconductors & Semiconductor Equipment - 2.4%
(continued)
Texas Instruments		54,131		6,025,863
				15,249,872
Software & Services - 13.6%
Activision Blizzard		86,764		6,370,213
Alphabet, Cl. C		20,819	[a]	25,342,136
Facebook, Cl. A		72,172	[a]	12,455,444
FleetCor Technologies		13,987	[a]	3,035,179
Fortinet		99,730	[a]	6,274,014
HubSpot		31,143	[a]	3,864,846
International Business Machines		70,055		10,153,071
Oracle		132,619		6,323,274
PayPal Holdings		91,983	[a]	7,555,484
Teradata		103,879	[a,b]	3,977,527
				85,351,188
Technology Hardware & Equipment - 7.2%
Apple		134,744		25,640,436
Cisco Systems		395,127		16,709,921
Xerox		97,665		2,536,360
				44,886,717
Telecommunication Services - 4.8%
AT&T		379,459		12,131,304
Verizon Communications		345,912		17,862,896
				29,994,200
Transportation - 1.6%
Delta Air Lines		177,745		9,672,883
Utilities - 2.2%
FirstEnergy		266,775	[b]	9,451,838
PPL		156,874	[b]	4,513,265
				13,965,103
Total Common Stocks (cost $471,398,950)				615,779,520

Exchange-Traded Funds - 1.0%
Registered Investment Companies - 1.0%
SPDR S&P 500 ETF Trust
(cost $6,275,434)		22,351		6,288,007
	7-Day
	Yield (%)
Other Investment - .1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $659,304)	1.89	659,304	[d]	659,304

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $478,333,688)	99.4%	622,726,831
Cash and Receivables (Net)	.6%	4,067,479
Net Assets	100.0%	626,794,310

ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $34,420,585 and the value of the collateral held by the fund was $38,079,914, consisting of U.S. Government & Agency securities.
[c] Investment in real estate investment trust.
[d] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	612,540,159	-	-	612,540,159
Equity Securities—
Foreign Common
Stocks†	3,239,361	-	-	3,239,361
Exchange-Traded
Funds	6,288,007	-	-	6,288,007
Registered Investment
Company	659,304	-	-	659,304

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2018, accumulated net unrealized appreciation on investments was $144,393,143, consisting of $151,146,886 gross unrealized appreciation and $6,753,743 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - .6%
Aptiv	29,915		2,933,764
BorgWarner	21,701		998,680
Ford Motor	427,714		4,294,249
General Motors	140,219		5,315,702
Goodyear Tire & Rubber	25,349		613,699
Harley-Davidson	17,382	[a]	745,514
			14,901,608
Banks - 6.3%
Bank of America	1,044,347		32,249,435
BB&T	86,500		4,395,065
Citigroup	282,375		20,299,939
Citizens Financial Group	53,819		2,140,920
Comerica	18,768		1,819,370
Fifth Third Bancorp	76,732		2,270,500
Huntington Bancshares	121,534		1,876,485
JPMorgan Chase & Co.	377,035		43,340,173
KeyCorp	116,872		2,439,119
M&T Bank	16,092		2,789,548
People's United Financial	39,302	[a]	716,475
PNC Financial Services Group	52,252		7,567,657
Regions Financial	126,081		2,346,367
SunTrust Banks	52,139		3,757,658
SVB Financial Group	5,831	[b]	1,795,248
U. S. Bancorp	173,167		9,179,583
Wells Fargo & Co.	484,308		27,746,005
Zions Bancorporation	22,042	[a]	1,139,571
			167,869,118
Capital Goods - 7.0%
3M	65,600		13,928,192
A.O. Smith	15,289		910,154
Allegion	10,746		876,229
AMETEK	25,553		1,988,023
Arconic	45,361		983,880
Boeing	60,645		21,607,813
Caterpillar	65,909		9,477,714
Cummins	17,055		2,435,625
Deere & Co.	35,707		5,170,017
Dover	17,537		1,455,220
Eaton	48,262		4,013,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Capital Goods - 7.0% (continued)
Emerson Electric	70,383		5,087,283
Fastenal	30,992	[a]	1,764,375
Flowserve	15,337	[a]	679,889
Fluor	16,064		823,280
Fortive	33,424		2,743,442
Fortune Brands Home & Security	16,187		938,846
General Dynamics	30,479		6,088,485
General Electric	961,449		13,104,550
Harris	13,306		2,194,825
Honeywell International	82,970		13,246,160
Huntington Ingalls Industries	5,150		1,200,208
Illinois Tool Works	33,826		4,848,281
Ingersoll-Rand	27,572		2,716,118
Jacobs Engineering Group	13,327		901,305
Johnson Controls International	101,357		3,801,901
L3 Technologies	8,610		1,846,328
Lockheed Martin	27,400		8,935,140
Masco	33,743		1,360,855
Northrop Grumman	19,104		5,740,561
PACCAR	38,859		2,553,813
Parker-Hannifin	14,914		2,521,212
Pentair	18,117		808,924
Quanta Services	18,486	[b]	629,818
Raytheon	31,728		6,283,096
Rockwell Automation	14,113		2,647,034
Rockwell Collins	17,686		2,458,177
Roper Technologies	11,199		3,380,978
Snap-on	6,596	[a]	1,118,616
Stanley Black & Decker	17,324		2,589,418
Textron	28,916		1,974,095
TransDigm Group	5,194	[a]	1,950,555
United Rentals	9,302	[b]	1,384,138
United Technologies	82,364		11,180,089
W.W. Grainger	5,746	[a]	1,991,334
Xylem	19,292		1,476,996
			185,816,943
Commercial & Professional Services - .7%
Cintas	9,477		1,937,857
Copart	22,360	[b]	1,283,240
Equifax	12,919		1,621,335
IHS Markit	39,979	[b]	2,120,086
Nielsen Holdings	37,844	[a]	891,605
Republic Services	24,557		1,779,891
Robert Half International	13,576		1,028,518

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Commercial & Professional Services - .7% (continued)
Stericycle	9,808	[a,b]	685,187
Verisk Analytics	17,160	[b]	1,898,239
Waste Management	43,754		3,937,860
			17,183,818
Consumer Durables & Apparel - 1.2%
D.R. Horton	39,072		1,707,446
Garmin	12,485		779,688
Hanesbrands	41,794	[a]	930,334
Hasbro	12,632		1,258,274
Leggett & Platt	15,134	[a]	659,388
Lennar, Cl. A	30,821		1,611,014
Mattel	40,670	[a]	645,433
Michael Kors Holdings	15,927	[b]	1,062,809
Mohawk Industries	6,828	[b]	1,286,122
Newell Brands	53,599	[a]	1,403,758
NIKE, Cl. B	142,053		10,925,296
PulteGroup	30,217		860,882
PVH	8,470		1,300,314
Ralph Lauren	6,115		825,403
Tapestry	30,601		1,441,919
Under Armour, Cl. A	20,743	[a,b]	414,238
Under Armour, Cl. C	20,895	[a,b]	391,572
VF	36,347		3,346,468
Whirlpool	7,104		931,334
			31,781,692
Consumer Services - 1.6%
Carnival	44,813		2,654,722
Chipotle Mexican Grill	2,579	[b]	1,118,409
Darden Restaurants	13,086		1,399,417
H&R Block	24,252	[a]	610,180
Hilton Worldwide Holdings	31,226		2,456,237
Marriott International, Cl. A	32,880		4,203,379
McDonald's	86,955		13,698,891
MGM Resorts International	55,199		1,731,593
Norwegian Cruise Line Holdings	23,353	[b]	1,168,351
Royal Caribbean Cruises	18,704		2,109,063
Starbucks	152,849		8,007,759
Wynn Resorts	9,356		1,560,394
Yum! Brands	35,811		2,839,454
			43,557,849
Diversified Financials - 5.3%
Affiliated Managers Group	6,219		995,102
American Express	79,095		7,871,534
Ameriprise Financial	16,083		2,342,811

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Diversified Financials - 5.3% (continued)
Bank of New York Mellon	112,379		6,008,905
Berkshire Hathaway, Cl. B	213,094	[b]	42,164,910
BlackRock	13,554		6,814,409
Capital One Financial	53,159		5,013,957
Cboe Global Markets	12,822		1,245,401
Charles Schwab	132,162		6,748,192
CME Group	37,338		5,941,223
Discover Financial Services	38,663		2,760,925
E*TRADE Financial	30,247	[b]	1,809,073
Franklin Resources	36,393		1,249,008
Goldman Sachs Group	38,962		9,250,748
Intercontinental Exchange	64,142		4,740,735
Invesco	45,795		1,236,007
Jefferies Financial Group	32,468		787,349
Moody's	18,650		3,191,388
Morgan Stanley	150,972		7,633,144
MSCI	9,914		1,647,608
Nasdaq	13,550		1,238,470
Northern Trust	23,468		2,563,175
Raymond James Financial	14,738		1,349,853
S&P Global	27,970		5,606,307
State Street	40,643		3,589,183
Synchrony Financial	80,474		2,328,918
T. Rowe Price Group	26,910		3,204,443
			139,332,778
Energy - 6.2%
Anadarko Petroleum	56,836		4,157,553
Andeavor	15,406		2,311,824
Apache	42,147	[a]	1,938,762
Baker Hughes	46,201		1,597,631
Cabot Oil & Gas	53,119		1,248,297
Chevron	211,568		26,714,691
Cimarex Energy	10,994		1,084,008
Concho Resources	21,037	[b]	3,068,246
ConocoPhillips	129,610		9,353,954
Devon Energy	58,587		2,637,001
EOG Resources	64,077		8,262,088
EQT	27,754		1,378,819
Exxon Mobil	468,759		38,208,546
Halliburton	97,639		4,141,846
Helmerich & Payne	12,544		769,574
Hess	29,028		1,905,108
HollyFrontier	19,548		1,457,890
Kinder Morgan	209,486		3,724,661

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Energy - 6.2% (continued)
Marathon Oil	94,343		1,992,524
Marathon Petroleum	51,167		4,135,829
National Oilwell Varco	40,850	[a]	1,986,127
Newfield Exploration	22,940	[b]	658,837
Noble Energy	53,685		1,937,492
Occidental Petroleum	83,934		7,044,581
ONEOK	45,336		3,193,468
Phillips 66	46,012		5,675,120
Pioneer Natural Resources	19,065		3,608,433
Schlumberger	153,337		10,353,314
TechnipFMC	48,229		1,569,854
Valero Energy	47,964		5,676,539
Williams Cos.	89,874		2,673,751
			164,466,368
Food & Staples Retailing - 1.4%
Costco Wholesale	48,427		10,591,469
Kroger	88,677		2,571,633
Sysco	52,451		3,525,232
Walgreens Boots Alliance	94,015		6,357,294
Walmart	160,129		14,288,311
			37,333,939
Food, Beverage & Tobacco - 3.9%
Altria Group	209,725		12,306,663
Archer-Daniels-Midland	62,773		3,029,425
Brown-Forman, Cl. B	29,658		1,578,399
Campbell Soup	22,250	[a]	910,025
Coca-Cola	423,440		19,745,007
Conagra Brands	43,991		1,614,910
Constellation Brands, Cl. A	18,917		3,976,921
General Mills	65,545		3,019,003
Hershey	15,629		1,534,924
Hormel Foods	28,544	[a]	1,026,728
J.M. Smucker	12,547		1,394,223
Kellogg	27,110	[a]	1,925,623
Kraft Heinz	65,433		3,942,338
McCormick & Co.	13,410	[a]	1,576,211
Molson Coors Brewing, Cl. B	19,884		1,332,228
Mondelez International, Cl. A	164,055		7,116,706
Monster Beverage	44,997	[b]	2,700,720
PepsiCo	156,351		17,980,365
Philip Morris International	172,082		14,850,677
Tyson Foods, Cl. A	33,516		1,932,197
			103,493,293

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Health Care Equipment & Services - 6.3%
Abbott Laboratories	194,041		12,717,447
ABIOMED	4,636	[b]	1,643,601
Aetna	36,206		6,820,848
Align Technology	8,026	[b]	2,862,473
AmerisourceBergen	17,442		1,427,279
Anthem	28,178		7,129,034
Baxter International	54,901		3,977,577
Becton Dickinson & Co.	29,572		7,403,942
Boston Scientific	152,714	[b]	5,132,718
Cardinal Health	34,190		1,707,791
Centene	22,691	[b]	2,957,318
Cerner	34,251	[b]	2,126,302
Cigna	27,028		4,849,364
Cooper	5,587	[a]	1,455,414
CVS Health	112,530		7,298,696
Danaher	68,043		6,979,851
DaVita	15,958	[b]	1,121,528
Dentsply Sirona	26,089		1,255,142
Edwards Lifesciences	23,162	[b]	3,299,427
Envision Healthcare	13,423	[b]	594,102
Express Scripts Holding	62,096	[b]	4,934,148
HCA Healthcare	30,996		3,850,633
Henry Schein	16,552	[a,b]	1,314,394
Hologic	31,702	[b]	1,360,333
Humana	15,202		4,776,164
IDEXX Laboratories	9,622	[b]	2,356,716
Intuitive Surgical	12,537	[b]	6,371,178
Laboratory Corporation of America
Holdings	11,257	[b]	1,973,802
McKesson	22,828		2,867,197
Medtronic	149,913		13,526,650
Quest Diagnostics	15,531		1,672,999
ResMed	15,246		1,612,722
Stryker	35,310		5,764,357
UnitedHealth Group	106,570		26,985,655
Universal Health Services, Cl. B	9,603		1,172,526
Varian Medical Systems	10,032	[b]	1,158,194
Zimmer Biomet Holdings	22,125		2,777,130
			167,234,652
Household & Personal Products - 1.5%
Church & Dwight	27,367	[a]	1,529,815
Clorox	13,906	[a]	1,879,674
Colgate-Palmolive	96,382		6,458,558
Coty, Cl. A	55,308	[a]	741,680

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Household & Personal Products - 1.5% (continued)
Estee Lauder, Cl. A	24,511		3,307,514
Kimberly-Clark	38,549		4,389,189
Procter & Gamble	278,131		22,495,235
			40,801,665
Insurance - 2.4%
Aflac	86,138		4,008,863
Allstate	39,305		3,738,692
American International Group	98,603		5,443,872
Aon	27,380		3,930,399
Arthur J. Gallagher & Co.	20,436		1,458,109
Assurant	6,158		679,227
Brighthouse Financial	13,257		575,752
Chubb	51,558		7,203,684
Cincinnati Financial	15,763		1,192,156
Everest Re Group	4,330		945,456
Hartford Financial Services Group	40,609		2,140,094
Lincoln National	24,539		1,671,106
Loews	29,667		1,506,490
Marsh & McLennan	55,951		4,664,075
MetLife	112,616		5,151,056
Principal Financial Group	30,168		1,752,157
Progressive	64,266		3,856,603
Prudential Financial	46,496		4,691,911
The Travelers Companies	29,992		3,903,159
Torchmark	11,789		1,038,257
Unum Group	23,699		941,561
Willis Towers Watson	14,338		2,285,764
XL Group	27,516		1,547,225
			64,325,668
Materials - 2.6%
Air Products & Chemicals	23,878		3,920,051
Albemarle	12,211	[a]	1,150,276
Avery Dennison	10,176		1,166,984
Ball	40,057	[a]	1,561,021
CF Industries Holdings	26,209		1,164,204
DowDuPont	257,262		17,691,908
Eastman Chemical	15,959		1,653,672
Ecolab	28,483		4,007,558
FMC	15,176		1,364,019
Freeport-McMoRan	149,759		2,471,023
International Flavors & Fragrances	8,673		1,151,427
International Paper	44,870		2,410,865
LyondellBasell Industries, Cl. A	35,430		3,925,290
Martin Marietta Materials	7,104		1,416,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Materials - 2.6% (continued)
Mosaic	40,598		1,222,406
Newmont Mining	57,878		2,122,965
Nucor	35,517		2,377,153
Packaging Corporation of America	9,967		1,125,274
PPG Industries	27,848		3,081,660
Praxair	31,392		5,258,160
Sealed Air	17,301		762,455
Sherwin-Williams	9,011		3,971,418
Vulcan Materials	14,254		1,596,448
WestRock	28,086		1,628,469
			68,201,386
Media - 2.3%
CBS, Cl. B	38,179		2,010,888
Charter Communications, Cl. A	20,539	[b]	6,255,769
Comcast, Cl. A	508,570		18,196,635
Discovery, Cl. A	17,951	[a,b]	477,138
Discovery, Cl. C	37,509	[b]	920,846
DISH Network, Cl. A	26,069	[b]	822,738
Interpublic Group of Companies	44,475		1,002,911
News Corp., Cl. A	44,332		668,083
News Corp., Cl. B	11,656		178,337
Omnicom Group	25,543		1,758,125
Twenty-First Century Fox, Cl. A	115,514		5,198,130
Twenty-First Century Fox, Cl. B	47,844		2,125,230
Viacom, Cl. B	40,598		1,179,372
Walt Disney	164,653		18,697,995
			59,492,197
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
AbbVie	167,956		15,490,582
Agilent Technologies	36,511		2,411,186
Alexion Pharmaceuticals	24,470	[b]	3,253,531
Allergan	37,513		6,905,768
Amgen	73,931		14,531,138
Biogen	23,205	[b]	7,759,056
Bristol-Myers Squibb	179,855		10,566,481
Celgene	78,363	[b]	7,059,723
Eli Lilly & Co.	106,401		10,513,483
Gilead Sciences	144,474		11,244,411
Illumina	16,410	[b]	5,322,748
Incyte	19,830	[b]	1,319,488
IQVIA Holdings	17,919	[b]	2,185,043
Johnson & Johnson	296,944		39,351,019
Merck & Co.	297,494		19,595,930
Mettler-Toledo International	2,755	[b]	1,632,365

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
(continued)
Mylan	58,295	[b]	2,174,986
Nektar Therapeutics	17,570	[b]	924,182
PerkinElmer	11,936	[a]	945,092
Perrigo	14,554		1,171,888
Pfizer	647,866		25,869,289
Regeneron Pharmaceuticals	8,425	[b]	3,100,484
Thermo Fisher Scientific	44,533		10,444,324
Vertex Pharmaceuticals	27,727	[b]	4,853,611
Waters	8,966	[b]	1,768,723
Zoetis	53,412		4,619,070
			215,013,601
Real Estate - 2.8%
Alexandria Real Estate Equities	11,159	[c]	1,422,103
American Tower	48,607	[c]	7,205,502
Apartment Investment & Management,
Cl. A	17,224	[c]	734,604
AvalonBay Communities	15,475	[c]	2,736,754
Boston Properties	16,735	[c]	2,100,745
CBRE Group, Cl. A	34,544	[b,c]	1,720,291
Crown Castle International	45,724	[c]	5,067,591
Digital Realty Trust	23,019	[c]	2,794,967
Duke Realty	41,174	[c]	1,198,987
Equinix	8,765	[c]	3,850,289
Equity Residential	41,159	[c]	2,693,033
Essex Property Trust	7,114	[c]	1,710,561
Extra Space Storage	14,247	[c]	1,338,791
Federal Realty Investment Trust	8,010	[c]	1,005,255
GGP	71,912	[c]	1,533,164
HCP	49,470	[c]	1,281,273
Host Hotels & Resorts	81,769	[c]	1,712,243
Iron Mountain	30,270	[c]	1,062,780
Kimco Realty	49,207	[a,c]	821,265
Macerich	12,780	[c]	754,787
Mid-America Apartment Communities	13,021	[c]	1,312,256
Prologis	59,830	[c]	3,926,045
Public Storage	16,379	[c]	3,567,838
Realty Income	31,155	[a,c]	1,737,514
Regency Centers	16,801	[c]	1,069,048
SBA Communications	12,753	[b,c]	2,018,162
Simon Property Group	34,093	[c]	6,007,528
SL Green Realty	9,993	[c]	1,030,378
UDR	30,222	[c]	1,162,943
Ventas	38,462	[c]	2,168,488

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Real Estate - 2.8% (continued)
Vornado Realty Trust	19,418	[c]	1,396,543
Welltower	41,610	[c]	2,604,786
Weyerhaeuser	84,434	[c]	2,885,954
			73,632,468
Retailing - 7.0%
Advance Auto Parts	8,444	[a]	1,192,546
Amazon. com	44,586	[b]	79,248,940
AutoZone	3,010	[b]	2,123,645
Best Buy	27,543		2,066,551
Booking Holdings	5,360	[b]	10,873,939
CarMax	19,280	[b]	1,439,830
Dollar General	28,488		2,796,097
Dollar Tree	25,757	[b]	2,351,099
Expedia	13,975	[a]	1,870,414
Foot Locker	13,090		638,923
Gap	23,704		715,150
Genuine Parts	15,732		1,530,881
Home Depot	127,750		25,233,180
Kohl's	17,758		1,311,783
L Brands	28,321		896,926
LKQ	32,742	[b]	1,097,512
Lowe's	91,446		9,084,246
Macy's	33,860	[a]	1,345,258
Netflix	48,125	[b]	16,239,781
Nordstrom	11,834	[a]	620,220
O'Reilly Automotive	9,234	[b]	2,825,604
Ross Stores	42,203		3,689,808
Target	59,564		4,805,624
The TJX Companies	69,805		6,789,234
Tiffany & Co.	10,746		1,478,220
Tractor Supply	13,737		1,072,035
TripAdvisor	12,949	[b]	750,913
Ulta Beauty	6,609	[b]	1,615,174
			185,703,533
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices	92,037	[a,b]	1,687,038
Analog Devices	40,375		3,881,652
Applied Materials	111,704		5,432,166
Broadcom	44,425		9,852,132
Intel	516,167		24,827,633
KLA-Tencor	17,585		2,064,831
Lam Research	18,151		3,460,307
Microchip Technology	26,479	[a]	2,473,933
Micron Technology	128,364	[b]	6,776,336

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Semiconductors & Semiconductor Equipment - 3.9%
(continued)
NVIDIA	67,194		16,453,123
Qorvo	13,405	[b]	1,095,993
QUALCOMM	163,264		10,463,590
Skyworks Solutions	20,477		1,936,715
Texas Instruments	108,301		12,056,067
Xilinx	27,644		1,992,303
			104,453,819
Software & Services - 15.7%
Accenture, Cl. A	71,109		11,329,797
Activision Blizzard	84,246		6,185,341
Adobe Systems	54,519	[b]	13,339,709
Akamai Technologies	18,699	[b]	1,407,287
Alliance Data Systems	5,075		1,141,266
Alphabet, Cl. A	33,066	[b]	40,579,257
Alphabet, Cl. C	33,567	[b]	40,859,766
ANSYS	9,122	[b]	1,540,523
Autodesk	23,988	[b]	3,081,019
Automatic Data Processing	48,651		6,567,398
Broadridge Financial Solutions	13,057		1,475,180
CA	34,558		1,527,809
Cadence Design Systems	32,437	[b]	1,430,147
Citrix Systems	13,852	[b]	1,523,304
Cognizant Technology Solutions, Cl. A	64,676		5,271,094
DXC Technology	31,220		2,645,583
eBay	103,908	[b]	3,475,723
Electronic Arts	33,747	[b]	4,344,926
Facebook, Cl. A	265,552	[b]	45,828,964
Fidelity National Information Services	36,564		3,770,845
Fiserv	45,626	[b]	3,443,850
FleetCor Technologies	9,919	[b]	2,152,423
Gartner	10,390	[a,b]	1,407,118
Global Payments	17,996		2,025,810
International Business Machines	94,644		13,716,755
Intuit	26,980		5,510,395
Mastercard, Cl. A	101,535		20,103,930
Microsoft	850,686		90,240,771
Oracle	330,046		15,736,593
Paychex	35,775		2,469,190
PayPal Holdings	124,121	[b]	10,195,299
Red Hat	19,355	[b]	2,733,507
salesforce.com	78,047	[b]	10,704,146
Symantec	68,305		1,381,127
Synopsys	16,433	[b]	1,469,603

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 15.7% (continued)
Take-Two Interactive Software	12,615	[b]	1,425,747
Total System Services	18,008		1,648,452
Twitter	71,196	[b]	2,269,017
VeriSign	10,587	[b]	1,537,550
Visa, Cl. A	197,799	[a]	27,047,035
Western Union	48,110		969,898
			415,513,154
Technology Hardware & Equipment - 5.9%
Amphenol, Cl. A	33,395		3,122,766
Apple	544,236		103,562,668
Cisco Systems	520,960		22,031,398
Corning	92,004		3,052,693
F5 Networks	6,554	[b]	1,123,225
FLIR Systems	14,739		863,705
Hewlett Packard Enterprise	169,190		2,612,294
HP	183,071		4,225,279
IPG Photonics	4,256	[b]	698,154
Juniper Networks	39,400		1,037,796
Motorola Solutions	17,974		2,180,246
NetApp	29,124		2,257,692
Seagate Technology	31,582		1,661,845
TE Connectivity	38,524		3,604,691
Western Digital	32,374		2,271,036
Xerox	23,394		607,542
			154,913,030
Telecommunication Services - 1.9%
AT&T	802,755		25,664,077
CenturyLink	105,256		1,975,655
Verizon Communications	457,449		23,622,666
			51,262,398
Transportation - 2.2%
Alaska Air Group	14,227	[a]	893,882
American Airlines Group	46,516	[a]	1,839,243
C.H. Robinson Worldwide	14,791		1,364,174
CSX	98,043		6,929,679
Delta Air Lines	71,868		3,911,057
Expeditors International of Washington	20,110		1,531,779
FedEx	27,077		6,657,422
J.B. Hunt Transport Services	9,700		1,163,030
Kansas City Southern	11,551		1,343,035
Norfolk Southern	31,361		5,300,009
Southwest Airlines	59,778		3,476,688
Union Pacific	85,890		12,874,052
United Continental Holdings	26,761	[b]	2,151,584

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Transportation - 2.2% (continued)
United Parcel Service, Cl. B	76,326		9,150,724
			58,586,358
Utilities - 2.9%
AES	74,928		1,001,038
Alliant Energy	26,515		1,139,350
Ameren	26,036		1,615,794
American Electric Power	54,304		3,863,187
American Water Works	19,182		1,692,812
CenterPoint Energy	47,423		1,350,607
CMS Energy	32,418		1,567,086
Consolidated Edison	33,884		2,674,464
Dominion Energy	71,847		5,152,148
DTE Energy	19,991		2,169,823
Duke Energy	76,788		6,267,437
Edison International	36,525		2,433,661
Entergy	19,367		1,574,150
Evergy	29,891		1,676,586
Eversource Energy	35,316		2,144,388
Exelon	108,061		4,592,592
FirstEnergy	49,347		1,748,364
NextEra Energy	52,185		8,743,075
NiSource	36,148		946,355
NRG Energy	31,466		996,528
PG&E	55,729		2,400,805
Pinnacle West Capital	12,457		1,001,917
PPL	76,525	[a]	2,201,624
Public Service Enterprise Group	56,708		2,923,864
SCANA	16,434		657,196
Sempra Energy	29,214		3,376,846
Southern	111,956		5,441,062
WEC Energy Group	35,198		2,336,091
Xcel Energy	56,914		2,666,990
			76,355,840
Total Common Stocks (cost $1,042,543,566)			2,641,227,175
	Principal
	Amount ($)
Short-Term Investments - .0%
U.S. Treasury Bills
1.88%, 9/6/18
(cost $484,089)	485,000	[d,e]	484,086

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	7-Day
	Yield (%)
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $6,292,483)	1.89	6,292,483 [f]	6,292,483

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $1,293,540)	1.87	1,293,540 [f]	1,293,540
Total Investments (cost $1,050,613,678)		100.0%	2,649,297,284
Cash and Receivables (Net)		.0%	845,696
Net Assets		100.0%	2,650,142,980

[a] Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $76,122,946 and the value of the collateral held by the fund was $77,645,061, consisting of cash collateral of $1,293,540 and U.S. Government & Agency securities valued at $76,351,521.
[b] Non-income producing security.
[c] Investment in real estate investment trust.
[d] Held by a counterparty for open exchange traded derivative contracts.
[e] Security is a discount security. Income is recognized through the accretion of discount.
[f] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,633,408,974	-	-	2,633,408,974
Equity Securities-
Foreign
Common Stocks†	7,818,201	-	-	7,818,201
Registered Investment
Companies	7,586,023	-	-	7,586,023
U.S. Treasury	-	484,086	-	484,086
Other Financial Instruments:
Futures††	80,460	-	-	80,460

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus Institutional S&P 500 Stock Index Fund
July 31, 2018 (Unaudited)

	Number of	Notional		Unrealized
Description	Contracts Expiration	Value ($)	Value ($)	Appreciation ($)
Futures Long
Standard & Poor's 500 E-
mini	67 9/2018	9,356,825	9,437,285	80,460
Gross Unrealized Appreciation				80,460

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2018, accumulated net unrealized appreciation on investments was $1,598,683,606, consisting of $1,629,661,865 gross unrealized appreciation and $30,978,259 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Banks - 5.2%
JPMorgan Chase & Co.	63,800		7,333,810
Wells Fargo & Co.	32,400		1,856,196
			9,190,006
Capital Goods - 1.7%
United Technologies	21,900		2,972,706
Commercial & Professional Services - .8%
Verisk Analytics	12,430	[a]	1,375,007
Consumer Durables & Apparel - 1.4%
NIKE, Cl. B	33,360		2,565,718
Consumer Services - 2.0%
McDonald's	22,700		3,576,158
Diversified Financials - 7.2%
American Express	29,050		2,891,056
BlackRock	9,500		4,776,220
Intercontinental Exchange	29,000		2,143,390
State Street	34,300		3,029,033
			12,839,699
Energy - 6.4%
Chevron	29,600		3,737,592
ConocoPhillips	32,900		2,374,393
Exxon Mobil	65,362		5,327,657
			11,439,642
Food, Beverage & Tobacco - 16.9%
Altria Group	88,050		5,166,774
Anheuser-Busch InBev, ADR	12,200	[b]	1,240,984
Coca-Cola	101,650		4,739,939
Constellation Brands, Cl. A	5,800		1,219,334
Nestle, ADR	54,350		4,430,068
PepsiCo	34,800		4,002,000
Philip Morris International	105,650		9,117,595
			29,916,694
Health Care Equipment & Services - 3.8%
Abbott Laboratories	56,650		3,712,841
UnitedHealth Group	12,200		3,089,284
			6,802,125
Household & Personal Products - 2.9%
Estee Lauder, Cl. A	38,700		5,222,178
Insurance - 2.8%
Chubb	35,900		5,015,948

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Materials - 1.1%
Air Products & Chemicals		11,500		1,887,955
Media - 5.5%
Comcast, Cl. A		117,540		4,205,581
Twenty-First Century Fox, Cl. A		32,550		1,464,750
Twenty-First Century Fox, Cl. B		30,000		1,332,600
Walt Disney		24,300		2,759,508
				9,762,439
Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
AbbVie		45,600		4,205,688
Novo Nordisk, ADR		64,675		3,218,875
Roche Holding, ADR		84,800		2,600,816
				10,025,379
Retailing - 1.5%
Amazon. com		1,530	[a]	2,719,483
Semiconductors & Semiconductor Equipment - 6.2%
ASML Holding		16,050	[b]	3,434,700
Infineon Technologies, ADR		33,900	[b]	899,197
Texas Instruments		60,250		6,707,030
				11,040,927
Software & Services - 19.2%
Alphabet, Cl. C		6,668	[a]	8,116,690
Automatic Data Processing		8,590		1,159,564
Facebook, Cl. A		51,900	[a]	8,956,902
Microsoft		98,245		10,421,830
Visa, Cl. A		39,500	[b]	5,401,230
				34,056,216
Technology Hardware & Equipment - 6.8%
Apple		62,950		11,978,755
Transportation - 2.5%
Canadian Pacific Railway		16,800		3,332,112
Union Pacific		7,000		1,049,230
				4,381,342
Total Common Stocks (cost $83,875,908)				176,768,377
	7-Day
	Yield (%)
Other Investment - .5%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $936,906)	1.89	936,906	[c]	936,906

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $2,163,290)	1.87	2,163,289 [c]	2,163,289
Total Investments (cost $86,976,104)		101.3%	179,868,572
Liabilities, Less Cash and Receivables		(1.3%)	(2,290,335)
Net Assets		100.0%	177,578,237

ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $8,007,417 and the value of the collateral held by the fund was $8,166,577, consisting of cash collateral of $2,163,289 and U.S. Government & Agency securities valued at $6,003,288.
[c] Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	157,611,624	-	-	157,611,624
Equity Securities—
Foreign Common
Stocks†	19,156,753	-	-	19,156,753
Registered Investment
Companies	3,100,195	-	-	3,100,195

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2018, accumulated net unrealized appreciation on investments was $92,892,468, consisting of $93,334,743 gross unrealized appreciation and $442,275 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Unconstrained Bond Fund
July 31, 2018 (Unaudited)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9%
Agriculture - .4%
BAT International Finance,
Gtd. Notes	EUR	2.25	1/16/30	200,000		232,693
Asset-Backed Certificates./Other - 4.5%
American Homes 4 Rent Trust,
Ser. 2014-SFR3, Cl. A		3.68	12/17/36	140,372	[b]	140,529
American Homes 4 Rent Trust,
Ser. 2015-SFR3, Cl. E		5.64	4/17/52	425,000	[b]	451,596
Conn Funding II,
Ser. 2017-B, Cl. A		2.73	3/15/20	96,454	[b]	96,434
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. D		3.24	7/22/22	275,000	[b]	275,366
Dell Equipment Finance Trust,
Ser. 2017-2, Cl. B		2.47	10/24/22	100,000	[b]	98,520
Invitation Homes Trust,
Ser. 2017-SFR2, Cl. B, 1 Month LIBOR +
1.15%		3.22	12/17/36	400,000	[b,c]	401,386
Invitation Homes Trust,
Ser. 2018-SFR3, Cl. B, 1 Month LIBOR +
1.00%		3.07	7/17/37	124,947	[b,c]	125,470
Marlette Funding Trust,
Ser. 2016-1A, Cl. A		3.06	1/17/23	11,517	[b]	11,516
Marlette Funding Trust,
Ser. 2017-1A, Cl. A		2.83	3/15/24	42,869	[b]	42,860
Prosper Marketplace Issuance Trust,
Ser. 2017-1A, Cl. A		2.56	6/15/23	47,918	[b]	47,915
Sofi Consumer Loan Program Trust,
Ser. 2017-1, Cl. A		3.28	1/26/26	376,207	[b]	375,651
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B		3.62	11/15/24	350,000	[b]	349,317
Tricon American Homes,
Ser. 2017-SFR2, Cl. B		3.28	1/17/36	300,000	[b]	291,518
						2,708,078
Asset-Backed Ctfs./Auto Receivables - 10.6%
AmeriCredit Automobile Receivables
Trust,
Ser. 2016-4, Cl. D		2.74	12/8/22	100,000		98,188
AmeriCredit Automobile Receivables
Trust,
Ser. 2017-4, Cl. C		2.60	9/18/23	575,000		563,351
BMW Canada Auto Trust,
Ser. 2018-1A, Cl. A3	CAD	2.82	4/20/23	325,000	[b]	248,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9% (continued)
Asset-Backed Ctfs./Auto Receivables - 10.6% (continued)
Canadian Pacer Auto Receivables Trust,
Ser. 2017-1A, Cl. A4		2.29	1/19/22	250,000	[b]	245,874
CarMax Auto Owner Trust,
Ser. 2018-1, Cl. D		3.37	7/15/24	45,000		44,160
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D		4.18	3/15/24	500,000	[b]	505,675
Drive Auto Receivables Trust,
Ser. 2017-3, Cl. C		2.80	7/15/22	250,000		249,089
Drive Auto Receivables Trust,
Ser. 2018-1, Cl. C		3.22	3/15/23	475,000		472,784
DT Auto Owner Trust,
Ser. 2018-1A, Cl. B		3.04	1/18/22	250,000	[b]	249,098
DT Auto Owner Trust,
Ser. 2018-2A, Cl. C		3.67	3/15/24	200,000	[b]	200,054
Exeter Automobile Receivables Trust,
Ser. 2018-1A, Cl. B		2.75	4/15/22	250,000	[b]	247,835
Ford Auto Securitization Trust,
Ser. 2017-RA5, Cl. A3	CAD	2.38	3/15/23	350,000	[b]	265,350
Ford Auto Securitization Trust,
Ser. 2018-AA, Cl. A3	CAD	2.71	9/15/23	235,000	[b]	179,350
Ford Auto Securitization Trust,
Ser. 2018-BA, Cl. A3	CAD	2.84	1/15/24	225,000	[b]	172,044
GMF Canada Leasing Trust,
Ser. 2017-1	CAD	2.47	9/20/22	250,000	[b]	191,310
Hertz Fleet Lease Funding,
Ser. 2018-1, Cl. A2		3.23	5/10/32	225,000	[b]	225,295
MBARC Credit Canada,
Ser. 2018-AA, Cl. A3	CAD	2.79	1/17/23	225,000	[b]	172,732
OSCAR US Funding Trust V,
Ser. 2016-2A, Cl. A3		2.73	12/15/20	250,000	[b]	249,410
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A3		2.45	12/10/21	130,000	[b]	128,239
OSCAR US Funding Trust VII,
Ser. 2017-2A, Cl. A4		2.76	12/10/24	250,000	[b]	245,371
OSCAR US Funding Trust VIII,
Ser. 2018-1A, Cl. A4		3.50	5/12/25	300,000	[b]	300,253
Santander Drive Auto Receivables Trust,
Ser. 2016-3, Cl. D		2.80	8/15/22	100,000		98,683
Santander Drive Auto Receivables Trust,
Ser. 2018-1, Cl. D		3.32	3/15/24	200,000		196,466
Santander Drive Auto Receivables Trust,
Ser. 2018-2, Cl. C		3.35	7/17/23	150,000		149,495
Santander Drive Auto Receivables Trust,
Ser. 2018-3, Cl. D		4.07	8/15/24	150,000		150,105
Tesla Auto Lease Trust,
Ser. 2018-A, Cl. D		3.30	5/20/20	225,000	[b]	224,111
Westlake Automobile Receivables Trust,
Ser. 2018-2A, Cl. B		3.20	1/16/24	100,000	[b]	99,927

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9% (continued)
Asset-Backed Ctfs./Auto Receivables - 10.6% (continued)
Westlake Automobile Receivables Trust,
Ser. 2018-2A, Cl. C		3.50	1/16/24	200,000	[b]	200,045
						6,373,181
Automobiles & Components - .3%
Nemak,
Sr. Unscd. Bonds	EUR	3.25	3/15/24	175,000	[b]	207,746
Banks - 7.6%
Bank of America,
Sr. Unscd. Notes		3.37	1/23/26	225,000		217,448
Bank of America,
Sr. Unscd. Notes		3.97	3/5/29	125,000		122,690
Bank of America,
Sub. Notes		4.25	10/22/26	225,000		223,301
Barclays,
Jr. Sub. Bonds		7.88	12/31/49	200,000		210,751
Barclays,
Sr. Unscd. Notes		4.97	5/16/29	325,000		327,107
Citigroup,
Sub. Notes		4.30	11/20/26	160,000		157,080
Credit Agricole,
Sub. Bonds	EUR	2.63	3/17/27	175,000		211,645
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	275,000	[b]	272,375
European Investment Bank,
Sr. Unscd. Notes	AUD	2.70	1/12/23	575,000		427,573
Goldman Sachs Group,
Sr. Unscd. Notes		3.50	11/16/26	275,000		261,364
Goldman Sachs Group,
Sr. Unscd. Notes		3.81	4/23/29	125,000		119,684
HSBC Holdings,
Jr. Sub. Bonds		6.25	12/31/49	250,000		252,187
Intesa Sanpaolo,
Gtd. Bonds		5.25	1/12/24	350,000		348,370
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	275,000		261,392
Morgan Stanley,
Sub. Notes		3.95	4/23/27	75,000		72,206
Royal Bank of Scotland Group,
Jr. Sub. Notes		8.63	12/29/49	200,000		216,320
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	325,000		318,787
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	115,000		114,410
West African Development Bank,
Sr. Unscd. Notes		5.50	5/6/21	425,000		438,131
						4,572,821

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9% (continued)
Chemicals - 1.1%
INEOS Finance,
Notes	EUR	2.13	11/15/25	175,000	[b]	199,248
Israel Chemicals,
Sr. Unscd. Bonds	6.38		5/31/38	250,000		250,156
Office Cherifien des Phosphates,
Sr. Unscd. Notes	6.88		4/25/44	200,000		221,748
						671,152
Commercial & Professional Services - .3%
DP World,
Sr. Unscd. Notes	6.85		7/2/37	170,000		200,821
Commercial Mortgage Pass-Through Ctfs. - 2.4%
Cobalt CMBS Commercial Mortgage Trust,
Ser. 2007-C3, Cl. AJ	6.02		5/15/46	120,409		122,943
COMM Mortgage Trust,
Ser. 2017-DLTA, Cl. A	2.92		8/15/35	450,000	[b]	451,426
Hyatt Hotel Portfolio Trust,
Ser. 2017-HYT2, Cl. B	3.03		8/9/32	625,000	[b]	625,389
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. A	2.77		1/15/33	125,000	[b]	125,051
Intown Hotel Portfolio Trust,
Ser. 2018-STAY, Cl. B	3.12		1/15/33	100,000	[b]	100,074
						1,424,883
Consumer Discretionary - .1%
GLP Capital,
Gtd. Notes	5.38		4/15/26	50,000		50,930
Consumer Staples - .3%
Natura Cosmeticos,
Sr. Unscd. Notes	5.38		2/1/23	200,000	[b]	196,000
Electronic Components - .3%
Corning,
Sr. Unscd. Notes	4.38		11/15/57	225,000		198,987
Energy - 6.1%
Abu Dhabi Crude Oil,
Sr. Scd. Bonds	4.60		11/2/47	200,000	[b]	194,380
Andeavor Logistics,
Gtd. Notes	3.50		12/1/22	75,000		73,783
Cenovus Energy,
Notes	4.25		4/15/27	250,000		243,269
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13		6/30/27	95,000		95,594
Cheniere Energy Partners,
Gtd. Notes	5.25		10/1/25	75,000	[b]	75,000
Concho Resources,
Gtd. Notes	3.75		10/1/27	75,000		72,095
Concho Resources,
Gtd. Notes	4.88		10/1/47	50,000		50,849

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9% (continued)
Energy - 6.1% (continued)
Continental Resources,
Gtd. Notes		3.80	6/1/24	150,000		147,530
Diamondback Energy,
Gtd. Notes		4.75	11/1/24	45,000		43,819
Ecopetrol,
Sr. Unscd. Notes		5.88	5/28/45	375,000		376,219
Enbridge,
Unscd. Sub. Notes		5.50	7/15/77	225,000		211,500
Energy Transfer Partners,
Jr. Sub. Notes, Ser. A		6.25	12/31/49	155,000		147,153
Energy Transfer Partners,
Sr. Unscd. Notes		4.20	4/15/27	100,000		97,152
EQT,
Sr. Unscd. Notes		3.00	10/1/22	95,000		91,480
EQT,
Sr. Unscd. Notes		3.90	10/1/27	235,000		222,394
Kinder Morgan,
Gtd. Notes		4.30	6/1/25	100,000		100,858
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	150,000		157,997
Petrobras Global Finance,
Gtd. Notes		7.25	3/17/44	605,000		596,681
Petroleos Mexicanos,
Sr. Unscd. Notes		6.35	2/12/48	160,000	[b]	143,200
Sunoco Logistics Partners Operations,
Gtd. Notes		4.00	10/1/27	125,000		119,545
Sunoco Logistics Partners Operations,
Gtd. Notes		5.40	10/1/47	75,000		72,360
TransCanada PipeLines,
Sr. Unscd. Notes		4.25	5/15/28	200,000		202,351
Western Gas Partners,
Sr. Unscd. Notes		5.30	3/1/48	150,000		144,257
						3,679,466
Food Products - .7%
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	380,000		451,102
Foreign/Governmental - 41.1%
Argentine Government,
Sr. Unscd. Bonds	EUR	5.25	1/15/28	550,000		564,869
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	225,000		204,977
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	1,408,000	[d]	354,119
Argentine Government,
Sr. Unscd. Notes		8.28	12/31/33	175,000		236,315
Argentine Government,
Unscd. Bonds	ARS	3.75	2/8/19	15,375,000	[d]	637,517

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9% (continued)
Foreign/Governmental - 41.1% (continued)
Argentine Government,
Unscd. Bonds, 3 Month BADLAR +
3.83%	ARS	27.50	5/31/22	6,000,000	[c]	195,331
Brazilian Government,
Notes, Ser. F	BRL	10.00	1/1/27	4,500,000		1,144,967
Canadian Government,
Unscd. Bonds	CAD	0.50	12/1/50	400,000	[e]	303,311
Chilean Government,
Bonds	CLP	4.50	3/1/21	535,000,000		870,897
City of Buenos Aires Argentina,
Unscd. Bonds, Ser. 22, 3 Month BADLAR
+ 3.25%	ARS	29.17	3/29/24	10,300,000	[c]	314,654
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	2,162,000,000		885,981
Ghanaian Government,
Sr. Unscd. Bonds		8.13	1/18/26	350,000		378,141
Ghanaian Government,
Sr. Unscd. Notes		7.63	5/16/29	300,000	[b]	310,698
Hellenic Republic,
Unscd. Bonds	EUR	3.90	1/30/33	575,000		627,691
International Finance,
Sr. Unscd. Notes	INR	6.30	11/25/24	17,590,000		242,834
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	125,000	[b]	150,371
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.25	3/22/30	225,000	[b]	256,735
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	249,200,000	[f]	2,370,559
Japanese Government,
Sr. Unscd. Bonds, Ser. 22	JPY	0.10	3/10/27	170,800,000	[f]	1,634,012
Kenyan Government,
Sr. Unscd. Notes		7.25	2/28/28	225,000	[b]	228,026
Kenyan Government,
Sr. Unscd. Notes		8.25	2/28/48	200,000	[b]	202,590
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	4,025,000	[g]	3,071,794
Nigerian Government,
Sr. Unscd. Notes		6.50	11/28/27	300,000	[b]	293,929
Nigerian Government,
Sr. Unscd. Notes		7.14	2/23/30	200,000	[b]	199,693
Province of Argentina,
Sr. Unscd. Notes		9.13	3/16/24	455,000	[b]	445,905
Qatari Government,
Sr. Unscd. Notes		5.10	4/23/48	400,000		409,401
Romanian Government,
Sr. Unscd. Notes	EUR	2.50	2/8/30	275,000	[b]	311,038
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	127,500,000		1,973,019

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9% (continued)
Foreign/Governmental - 41.1% (continued)
Saudi Arabian Government,
Sr. Unscd. Notes		4.63	10/4/47	600,000		573,827
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	250,000	[b]	286,209
Senegalese Government,
Sr. Unscd. Bonds	EUR	4.75	3/13/28	100,000		114,484
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	1,250,000		1,605,267
Spanish Government,
Unscd. Bonds	EUR	1.50	4/30/27	250,000	[b]	299,575
Sri Lankan Government,
Sr. Unscd. Notes		5.75	4/18/23	350,000	[b]	346,744
Turkish Government,
Sr. Unscd. Notes		5.75	5/11/47	625,000		489,412
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	375,000	[h]	236,831
Ukrainian Government,
Sr. Unscd. Notes		7.38	9/25/32	375,000	[b]	341,360
United Kingdom Gilt,
Unscd. Bonds	GBP	1.50	7/22/47	1,075,000		1,325,054
Uruguayan Government,
Sr. Unscd. Bonds	UYU	8.50	3/15/28	11,200,000	[b]	321,507
						24,759,644
Health Care - 1.8%
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	75,000		74,595
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	325,000		384,154
CVS Health,
Sr. Unscd. Notes		4.30	3/25/28	325,000		324,403
HCA,
Sr. Scd. Notes		5.50	6/15/47	60,000		57,000
Teva Pharmaceutical Finance,
Gtd. Notes	EUR	3.25	4/15/22	200,000	[i]	244,389
						1,084,541
Industrials - 1.7%
General Electric,
Jr. Sub. Debs., Ser. D		5.00	12/31/49	900,000		885,285
United Technologies,
Sr. Unscd. Bonds	EUR	2.15	5/18/30	100,000		119,784
						1,005,069
Information Technology - .1%
Infor US,
Gtd. Notes		6.50	5/15/22	75,000		76,313
Insurance - 1.4%
Allianz Finance II,
Gtd. Notes	EUR	5.75	7/8/41	400,000		535,237

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9% (continued)
Insurance - 1.4% (continued)
American International Group,
Sr. Unscd. Notes		4.20	4/1/28	150,000		149,971
Prudential Financial,
Jr. Sub. Notes		4.50	9/15/47	205,000	[i]	189,113
						874,321
Internet Software & Services - .1%
Zayo Group,
Gtd. Notes		5.75	1/15/27	50,000	[b]	49,625
Media - .9%
AMC Networks,
Gtd. Notes		5.00	4/1/24	60,000		59,325
Charter Communication,
Sr. Scd. Notes		5.75	4/1/48	75,000		75,696
Charter Communications,
Sr. Scd. Notes		5.38	5/1/47	250,000		241,467
Cox Communications,
Sr. Unscd. Notes		3.35	9/15/26	150,000	[b]	140,419
						516,907
Metals & Mining - .4%
Anglo American Capital,
Gtd. Notes		4.50	3/15/28	250,000	[b]	238,336
Real Estate - 1.2%
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/24	300,000		372,205
Healthcare Trust of America,
Gtd. Notes		3.75	7/1/27	170,000		160,439
WPC Eurobond,
Gtd. Bonds	EUR	2.25	7/19/24	175,000		213,063
						745,707
Technology Hardware & Equipment - .4%
Diamond 1 Finance,
Sr. Scd. Notes		6.02	6/15/26	200,000	[b]	211,503
Telecommunication Services - 1.6%
GTH Finance,
Gtd. Notes		6.25	4/26/20	450,000		461,620
Sprint,
Gtd. Notes		7.88	9/15/23	95,000		101,531
Sprint Spectrum,
Sr. Scd. Notes		3.36	9/20/21	190,937	[b]	190,460
Sprint Spectrum,
Sr. Scd. Notes		4.74	9/20/29	200,000	[b]	198,980
						952,591
U. S. Government Securities - 1.0%
U.S. Treasury Inflation Protected
Securities,
Bonds		0.88	2/15/47	599,207	[j]	590,675

	Coupon		Maturity	Principal
Description	Rate (%)		Date	Amount ($)[a]		Value ($)
Bonds and Notes - 86.9% (continued)
Utilities - .5%
EDP Finance,
Sr. Unscd. Notes	3.63		7/15/24	325,000	[b]	311,741
Total Bonds and Notes
(cost $53,468,058)						52,384,833

Floating Rate Loan Interests - 1.3%
Consumer Discretionary - .4%
Univar USA,
Term Loan, 3 Month LIBOR + 2.50%	4.82		7/1/24	230,148	[c]	231,029
Health Care - .5%
Catalent Pharma Solutions,
Dollar Term Loan, 3 Month LIBOR +
2.25%	4.60		5/7/21	279,838	[c]	280,472
Insurance - .2%
Asurion,
Term Loan, 3 Month LIBOR + 6.00%	8.83		7/14/25	150,000	[c]	152,438
Media - .2%
CSC Holdings,
Term Loan, 3 Month LIBOR + 2.50%	4.84		1/12/26	124,688	[c]	124,765
Total Floating Rate Loan Interests
(cost $789,513)						788,704
Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount		Value ($)
Options Purchased - .2%
Call Options - .0%
New Zealand Dollar Cross Currency,
Contracts 1,250,000 Goldman Sachs
International	AUD	1.10	8/2018	1,250,000		365
Put Options - .2%
British Pound Cross Currency,
Contracts 550,000 Citigroup	1.35		12/2018	550,000		6,489
Mexican Peso,
Contracts 750,000 Citigroup	20.00		12/2018	750,000		48,780
Norwegian Krone Cross Currency,
Contracts 520,000 Citigroup	EUR	9.40	10/2018	520,000		2,941
Poland Zloty,
Contracts 1,650,000 UBS	3.65		8/2018	1,650,000		12,510
Poland Zloty,
Contracts 1,250,000 JP Morgan Chase
Bank	3.71		10/2018	1,250,000		34,488
Russian Ruble,
Contracts 1,650,000 JP Morgan Chase
Bank	62.00		8/2018	1,650,000		8,538
South African Rand,
Contracts 750,000 Citigroup	12.49		12/2018	750,000		6,527
South Korean Won,
Contracts 650,000 Barclays Bank	1,085		9/2018	650,000		2,015

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description /Number of	Exercise		Expiration	Notional
Contracts/Counterparty	Price		Date	Amount[a]		Value ($)
Options Purchased - .2% (continued)
Put Options - .2% (continued)
Turkish Lira,
Contracts 1,400,000 JP Morgan Chase
Bank	4.60		9/2018	1,400,000		1,627
Turkish Lira,
Contracts 1,450,000 Goldman Sachs
International	4.50		11/2018	1,450,000		2,813
						126,728
Total Options Purchased
(cost $227,258)						127,093
	Coupon		Maturity	Principal
	Rate (%)		Date	Amount ($)[a]		Value ($)
Short-Term Investments - 2.9%
Nigerian Treasury Bills,
Bills, Ser. 182D	NGN	13.53	8/16/18	157,873,000	[k]	434,109
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN	13.60	8/2/18	53,476,000	[k]	147,637
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN	11.65	9/13/18	32,762,000	[k]	89,306
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN	11.24	9/20/18	139,056,000	[k]	378,228
Nigerian Treasury Bills,
Bills, Ser. 364D	NGN	10.80	10/18/18	22,000,000	[k]	59,315
U. S. Treasury Bills	1.75		8/2/18	660,000	[k,l]	659,967
Total Short-Term Investments
(cost $1,772,444)						1,768,562
	7-Day
Description	Yield (%)			Shares		Value ($)
Other Investment - 3.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,332,124)	1.89			2,332,124	[m]	2,332,124

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Company;
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $262,420)	1.87			262,420	[m]	262,420

Total Investments (cost $58,851,817)	95.6%	57,663,736
Cash and Receivables (Net)	4.4%	2,633,680
Net Assets	100.0%	60,297,416

BADLAR—Buenos Aires Interbank Offer Rate
GDP—Gross Domestic Product
LIBOR—London Interbank Offered Rate

ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
GBP—British Pound
INR—Indian Rupee
JPY—Japanese Yen
NZD—New Zealand Dollar
RUB—Russian Ruble
UYU—Uruguayan Peso

[a]	Amount stated in U.S. Dollars unless otherwise noted above.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2018, these securities were valued at $14,984,271 or 24.85% of net assets.

[c]	Variable rate security—rate shown is the interest rate in effect at period end.
[d]	Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
[e]	Principal amount for accrual purposes is periodically adjusted based on changes in the Canadian Consumer Price Index.
[f]	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
[g]	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
[h]	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[i]	Security, or portion thereof, on loan. At July 31, 2018, the value of the fund’s securities on loan was $248,097 and the value of the collateral held by the fund was $262,420.
[j]	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[k]	Security is a discount security. Income is recognized through the accretion of discount.
[l]	Held by a counterparty for open exchange traded derivative contracts.
[m]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the respective investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Unconstrained Bond Fund
July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	9,081,259	-	9,081,259
Commercial
Mortgage-Backed	-	1,424,883	-	1,424,883
Corporate Bonds†	-	16,528,371	-	16,528,371
Floating Rate Loan Interests†	-	788,704	-	788,704
Foreign Government	-	25,868,240	-	25,868,240
Registered Investment
Companies	2,594,544	-	-	2,594,544
U. S. Government Agencies/
Mortgage-Backed	-	590,675	-	590,675
U.S. Treasury	-	659,967	-	659,967
Other Financial Instruments:
Futures††	38,462	-	-	38,462
Forward Foreign Currency
Exchange Contracts††	-	284,494	-	284,494
Options Purchased	-	127,093	-	127,093
Swaps††	-	688,281	-	688,281
Liabilities ($)
Other Financial Instruments:
Futures††	(62,475)	-	-	(62,475)
Forward Foreign Currency
Exchange Contracts††	-	(276,304)	-	(276,304)
Options Written	-	(4,513)	-	(4,513)
Swaps††	-	(145,235)	-	(145,235)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Unconstrained Bond Fund
July 31, 2018 (Unaudited)

					Unrealized
	Number of		Notional		Appreciation
Description	Contracts	Expiration	Value ($)	Value ($)	(Depreciation) ($)
Futures Long
Australian 10 Year Bond	1	9/2018	94,765 [a]	95,995	1,230
Australian 3 Year Bond	73	9/2018	6,015,584 [a]	6,033,714	18,130
Euro BTP Italian
Government Bond	8	9/2018	1,177,263 [a]	1,190,860	13,597
Euro-Bobl	3	9/2018	461,145 [a]	461,692	547
U.S. Treasury 10 Year
Notes	8	9/2018	959,325	955,375	(3,950)
Futures Short
Canadian 10 Year Bond	51	9/2018	(5,273,571)[a]	(5,283,676)	(10,105)
Euro 30 Year Bond	1	9/2018	(202,537)[a]	(205,337)	(2,800)
Euro-Bond	31	9/2018	(5,826,935)[a]	(5,857,223)	(30,288)
Long Gilt	27	9/2018	(4,334,034)[a]	(4,347,614)	(13,580)
U.S. Treasury 5 Year
Notes	4	9/2018	(454,119)	(452,500)	1,619
U.S. Treasury Long Bond	3	9/2018	(432,245)	(428,906)	3,339
U.S. Treasury Ultra Long
Bond	4	9/2018	(625,873)	(627,625)	(1,752)
Gross Unrealized Appreciation					38,462
Gross Unrealized Depreciation					(62,475)

[a]	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Unconstrained Bond Fund
July 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
Bank of America
		United States
Argentine Peso	10,345,000	Dollar	382,701	8/31/18	(17,317)
Barclays Bank
		United States
Singapore Dollar	1,900,000	Dollar	1,401,863	9/12/18	(5,083)
United States
Dollar	2,936,433	Taiwan Dollar	88,290,000	9/12/18	45,107
Citigroup
		United States
Argentine Peso	2,680,000	Dollar	99,888	8/31/18	(5,231)
		United States
Brazilian Real	1,380,000	Dollar	360,219	8/2/18	7,375
		United States
Czech Koruna	19,770,000	Dollar	893,721	9/12/18	11,805
		United States
Euro	150,000	Dollar	175,813	8/31/18	19
United States
Dollar	2,104,144	Brazilian Real	8,110,000	10/2/18	(42,134)
United States
Dollar	1,548,529	Canadian Dollar	2,035,000	8/31/18	(16,746)
United States
Dollar	1,462,379	Russian Ruble	93,925,000	9/12/18	(33,677)
Goldman Sachs International
		United States
Argentine Peso	3,930,000	Dollar	143,956	8/31/18	(5,149)
United States
Dollar	372,018	Brazilian Real	1,380,000	8/2/18	4,424
United States
Dollar	2,885,625	Euro	2,460,000	8/31/18	1,986
United States
Dollar	183,645	British Pound	140,000	8/31/18	(365)
United States
Dollar	851,351	Japanese Yen	95,900,000	8/31/18	(8,199)
United States		New Zealand
Dollar	3,620,112	Dollar	5,390,000	8/31/18	(53,552)
United States
Dollar	108,871	Swedish Krona	960,000	8/31/18	(582)
HSBC
		United States
Australian Dollar	285,000	Dollar	211,412	8/31/18	366
		United States
Czech Koruna	35,340,000	Dollar	1,598,498	9/12/18	20,181

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
HSBC (continued)
Hong Kong		United States
Dollars	1,390,000	Dollar	177,896	4/10/19	32
Mexican New		United States
Peso	13,000,000	Dollar	639,852	9/12/18	52,536
		United States
Norwegian Krone	20,435,000	Dollar	2,478,240	8/31/18	30,511
United States
Dollar	1,830,863	Euro	1,560,000	8/31/18	2,214
United States
Dollar	139,282	Japanese Yen	15,430,000	8/31/18	983
United States
Dollar	1,001,409	Romanian Leu	4,050,000	9/12/18	(20,874)
United States
Dollar	168,884	Singapore Dollar	230,000	9/12/18	(200)
JP Morgan Chase Bank
Indonesian		United States
Rupiah	18,580,310,000	Dollar	1,293,191	9/13/18	(11,499)
		United States
Indian Rupee	14,450,000	Dollar	209,706	9/12/18	(142)
		United States
Polish Zloty	2,600,000	Dollar	699,367	9/12/18	12,505
		United States
Russian Ruble	36,700,000	Dollar	567,795	9/12/18	16,770
		United States
Swedish Krona	5,300,000	Dollar	607,583	8/31/18	(3,311)
		United States
Thai Baht	440,000	Dollar	13,481	9/12/18	(242)
		United States
Taiwan Dollar	10,360,000	Dollar	343,103	9/12/18	(3,833)
United States
Dollar	617,831	Argentine Peso	16,955,000	8/31/18	18,983
United States
Dollar	116,580	Euro	99,599	8/1/18	115
United States
Dollar	5,726,380	Euro	4,880,000	8/31/18	5,991
United States		Hong Kong
Dollar	792,105	Dollars	6,170,000	4/10/19	2,311
United States
Dollar	1,319,785	Hungarian Forint	367,580,000	9/12/18	(24,169)
United States		South Korean
Dollar	668,037	Won	742,190,000	9/12/18	3,917
United States
Dollar	1,970,497	Philippine Peso	106,060,000	9/12/18	(22,644)
United States
Dollar	513,763	Romanian Leu	2,040,000	9/12/18	(1,165)
UBS
		United States
Swedish Krona	22,195,000	Dollar	2,491,406	8/31/18	39,126

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
UBS (continued)
United States
Dollar	866,861	Chilean Peso	548,940,000	9/12/18	5,552
United States
Dollar	324,367	Colombian Peso	937,590,000	9/12/18	610
United States
Dollar	1,554,254	Euro	1,325,000	8/31/18	1,075
United States
Dollar	78,381	Norwegian Krone	640,000	8/31/18	(190)
Gross Unrealized Appreciation					284,494
Gross Unrealized Depreciation					(276,304)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Unconstrained Bond Fund
July 31, 2018 (Unaudited)

Centrally Cleared Interest Rate Swaps
				Unrealized
Notional	Currency/	(Pay) Receive		Appreciation
Amount†	Floating Rate	Fixed Rate (%)	Expiration	(Depreciation) ($)
	NZD - 3 Month Bank
1,700,000	Bill	(3.21)	3/19/2028	(30,154)
	EUR - 6 Month
9,600,000	EURIBOR	(0.37)	4/17/2023	(64,802)
	EUR - 6 Month
1,840,000	EURIBOR	0.13	3/6/2022	5,161
	GBP - 6 Month
6,700,000	LIBOR	(1.08)	12/12/2022	94,354
	NZD - 3 Month Bank
2,270,000	Bill	(3.21)	3/20/2028	(40,235)
	USD - 6 Month
2,700,000	LIBOR	(2.82)	4/19/2023	(1,177)
	USD - 3 Month
3,200,000	LIBOR	2.80	6/28/2020	(3,329)
	MXN - Mexico
	Interbank TIIE 28
4,000,000	Day	8.10	4/2/2038	(5,538)
	USD - 3 Month
1,900,000	LIBOR	(1.80)	9/28/2046	456,811
	USD - 3 Month
450,000	LIBOR	(2.59)	10/20/2047	38,456
	JPY - 6 Month
144,400,000	LIBOR	(0.62)	4/4/2046	93,499
Gross Unrealized Appreciation				688,281
Gross Unrealized Depreciation				(145,235)

EUR—Euro

EURIBOR—Euro Interbank Offered Rate GBP—British Pound JPY—Japanese Yen LIBOR—London Interbank Offered Rate NZD—New Zealand Dollar USD—United States Dollar

† Clearing House-Chicago Mercantile Exchange or LCH (Clearing) See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2018 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement

NOTES

of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those

NOTES

dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement

NOTES

of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2018 are set forth in the Statement of Swap Agreements.

At July 31, 2018, accumulated net unrealized depreciation on investments was $1,173,914, consisting of $1,155,663 gross unrealized appreciation and $2,329,577 gross unrealized depreciation.

At July 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 17, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 17, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)